UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-00994
                                                     ---------------------------

                             BURNHAM INVESTORS TRUST
              ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
              ------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
              ------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-874-3863
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2004
                                            -----------------

                     Date of reporting period: JUNE 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


  JUNE 30, 2004

SEMI-ANNUAL
REPORT

                      Burnham Fund

   Burnham Financial Services Fund

 Burnham Financial Industries Fund    THE BURNHAM FAMILY OF FUNDS

         Burnham Money Market Fund

           Burnham U.S. Government
                 Money Market Fund


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BURNHAM LOGO

BURNHAM
INVESTORS TRUST

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[BEGIN SIDEBAR]

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BURNHAM LOGO

BURNHAM
INVESTORS TRUST




BURNHAM NEWS
         AND VIEWS

Burnham Investors Trust celebrated its fifth anniversary on May 3 by launching the Burnham Financial Industries Fund. This new fund (please see p.8) is subadvised by Mendon Capital's Anton Schutz, who has been the portfolio manager of Burnham Financial Services Fund since its inception in 1999. We are proud to continue our association with Mendon, and to offer you additional products that serve your investment needs.

In late 2003, Burnham Financial Services Fund reached the level of net assets at which it indicated it would close to new investors; this action took effect in February 2004. Those who may continue to purchase shares include: existing shareholders, participants of employer-sponsored retirement plans which have the fund as an investment selection, and clients of registered investment advisors whose investment programs utilize the fund in structured investment programs. We are also pleased to inform you that the Financial Services Fund once again received the Lipper Fund Award for 2004 - this year in the financial services sector category. (See footnote on Lipper classification on pg. 40)

Burnham Securities, Inc., the fund's distributor, also made changes in the classes of shares offered. Class B shares, will no longer be available for purchase as of the end of the reporting period. As an alternative, we now offer level-load Class C shares. These shares have the same ongoing expense ratio as did Class B shares but the back-end load is capped at 1% for shares that are redeemed within the first twelve months of purchase. The funds also instituted a 2% redemption fee on shares held less than 60 days both to discourage short-term investing and to reimburse the funds for expenses associated with such investors. Proceeds from redemption fees are returned to their respective funds.

As always, we appreciate your confidence in Burnham Funds.






/S/JON M. BURNHAM
JON M. BURNHAM
CHAIRMAN AND CEO
[END SIDEBAR]

--------------------------------------------------------------------------------

THE FIRST HALF IN
           REVIEW

The equity markets ended nearly unchanged in the first half of 2004 - with Dow Jones Industrial Average finishing up 0.80% including dividend reinvestment. The S&P 500 returned 3.44% (with dividends), and the NASDAQ appreciated 2.23%. Fixed income investors were slightly in the red -- the 10-year US Government bond returned -0.47% for the period, and the Lehman Brothers Intermediate Government Credit Bond Index lost -0.10%. The average U.S. diversified equity mutual fund, as measured by Lipper, increased 3.9% vs. 13% against the same period last year.

This stasis in the markets, and lack of leadership, comes at a time when the recovering U.S. economy faces headwinds. Sharply higher fuel and commodity prices, a step up in inflation, "measured" increases in interest rates, political uncertainty and election rhetoric, and continuing terrorist threats in the Middle East and around the world have all contributed to a lack of conviction on the part of investors.

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ARROW UP
2.23%
NASDAQ

[GRAPHIC OMITTED]
ARROW UP
3.44%
S&P 500

[GRAPHIC OMITTED]
0.80%
DJIA


REAL GROSS DOMESTIC PRODUCT
 % CHANGE FROM PRECEDING PERIOD

           Q1 2003         1.9%

           Q2 2003         4.1%

           Q3 2003         7.4%

           Q4 2003         4.2%

           Q1 2004         4.5%

           Q2 2004         3.0%

  SOURCE: U.S. DEPARTMENT OF COMMERCE --
  BUREAU OF ECONOMIC ANALYSIS, JULY 30, 2004
* ADVANCED ESTIMATE OF REAL GDP IS BASED ON SOURCE DATA THAT IS INCOMPLETE AND SUBJECT TO FURTHER REVISION.

o Analysts are predicting earnings growth of 20% for 2004 vs. 18% reported in 2003. Preliminary estimates are for a more moderate growth rate of 10% in 2005, and stock p/e multiples have contracted with the assumption that earnings for this cycle are peaking. One year ago, the current year p/e ratios on the S&P 500 was 28x; at present, the multiple for 2004 is 19x. The yield on the S&P 500 is 1.7%; the 10 year Treasury bond rate is 4.6%. (Standard & Poors research)

o The Federal Reserve reversed course at June's end by increasing the target Fed Funds rate by 0.25% to 1.25%. The Fed's comments note its policy as accommodative, with business productivity and output "solid", labor conditions "improved" and inflation "elevated" but due to temporary factors. They said that rate increases will be "measured" but they would respond if needed to maintain price stability. The markets interpret this as a modestly increasing interest rate environment for the foreseeable future.

o The Institute of Supply Management's PMI Index report for June indicates the economy is expanding (PMI reported at 61.1), which when annualized, corresponds to a GDP rate of 6.7%. Manufacturers reported lower inventories, higher prices for commodities at wholesale, and improving employment trends. First quarter 2004 GDP grew at an annual rate of 3.9%, with noticeable strength from National Defense expenditures, household furnishings, food and clothing, housing, medical, and non-residential spending. Weaker sectors comprising GDP were durable goods (autos), energy, transportation-related industries and structures.

o The unemployment rate has remained steady at 5.6% throughout 2004, with a pickup in the civilian labor force in the first quarter. Disposable income has trended higher, aided by tax refunds (from Tax Relief Act of 2003), and retail sales have until very recently been


CONSUMER PRICE INDEX
PERCENT CHANGES - UNADJUSTED 12-MONTHS ENDED JUNE-04
 SELECTED COMPONENTS

 Apparel                           0.5%

 Recreation                        1.2%

 Education and Communication       2.1%

 Medical Care                      4.6%

 Transportation                    5.7%

 Energy                           17.0%

SOURCE: BUREAU OF LABOR STATISTICS, JULY 2004.


REVIEW 2

STANDARD & POOR'S 500: BEST AND WORST SECTORS, FOR 6 MONTHS ENDED JUNE 30, 2004

Materials                 -0.36%

Information Technology     0.09%

Consumer Discretionary     0.54%

Consumer Staples           5.13%

Industrials                6.42%

Energy                    11.90%

SOURCE: STANDARD & POORS, JUNE 2004.



  growing. Housing starts and existing home resales expanded until June, when starts showed a surprisingly large drop of 8.5%, which may be attributed to increasing mortgage rates. Levels rebounded in July.

o The Consumer Price Index rose at a 3.3% rate as compared against last years' level. One half of the increase in the CPI is related to the higher cost of energy, which decelerated in June. Subtracting out prices of Food (dairy and protein prices rose sharply early in 2004) and Energy, the inflation rate is a more moderate 1.9%. The Federal Reserve has maintained that the recent increase in inflation has been due to temporary factors (energy and food).

o Equity markets posted lackluster returns in most sectors, despite a more ebullient economy. Energy stocks rallied on higher prices of crude and natural gas. Industrials benefited from injections of spending in both the federal and private sector (which also may be attributable in part to 2003's Jobs and Growth Tax Relief Act - which allows for accelerated depreciation of assets purchased BEFORE year end 2004). Information Technology has continued to underperform the averages despite modest improvement in fundamentals; materials processors are hurt by increased raw materials costs.

o Natural Gas prices maintained the high levels realized in 2003, dropping moderately in the latter part of the period due to seasonally cool weather in the US. WTI (West Texas Intermediate) Crude spot prices closed at $39.00/bbl after surpassing $40 in May. Domestic refineries are operating at 95% of capacity and the US rate of imports has been averaging 10 million bbl/day - record levels. Improved economic conditions in Japan, and brisk growth in China are adding to global demand. While OPEC has increased its target output to address this demand, and will do so again in August, continued attacks on personnel and facilities have not dampened traders' concerns regarding supply (EIA-Department of Energy data).

o Retail sales were up 6.3% vs. levels last year, but the rate of increase began to slow markedly in June. For the six months of 2004, strength was evidenced in building materials, furniture, electronics and gas stations (higher gasoline prices). Weaker comparisons were auto sales, food and restaurants, apparel and general merchandise. Analysts attribute this sluggishness to rainy weather and higher energy prices - or to a more conservative consumer - which has implications for future consumption trends. (U.S. Census Bureau)

o The firm U.S. economy, improved trade deficit gap figures and tighter monetary policy have helped shore-up the dollar from low levels breached in the first quarter of this year. Higher interest rates (and stable currency rates) are needed to attract foreign investment in the U.S., and to fund our twin deficits. However, bearish sentiment against the dollar persists due to potential economic softening and uncertainty regarding upcoming elections. A lower dollar is ultimately stimulative as it aids U.S. exporters -- their goods become more price competitive. The trade gap narrowed by 4.5% in May primarily from sales from industrial supplies (Dept. of Commerce July 2004).


[BEGIN SIDEBAR]
THE FUNDS

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ARROW UP
BURNHAM FUND

 +1.00%     CLASS A
 +0.62%     CLASS B
 +1.69%     CLASS C

    The Fund underperformed the S&P 500, but outperformed the DJIA.
    PERFORMANCE AND DISCUSSION        4
    PORTFOLIO                        15
    FINANCIALS                       28
    NOTES TO FINANCIALS              38
--------------------------------------------------------------------------------

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    ARROW UP
    BURNHAM FINANCIAL
    SERVICES FUND

 +1.88%     CLASS A
 +1.47%     CLASS B

    The Fund modestly underperformed the Morningstar Specialty Financial Index.
    PERFORMANCE AND DISCUSSION        6
    PORTFOLIO                        18
    FINANCIALS                       28
    NOTES TO FINANCIALS              38
--------------------------------------------------------------------------------

    [GRAPHIC OMITTED]
    ARROW UP
    BURNHAM FINANCIAL
    INDUSTRIES FUND

 +4.70%     CLASS A
 +4.50%     CLASS C

    The Fund outperformed its benchmark in its first two months of operations.
    PERFORMANCE AND DISCUSSION        8
    PORTFOLIO                        22
    FINANCIALS                       28
    NOTES TO FINANCIALS              38
--------------------------------------------------------------------------------

    [GRAPHIC OMITTED]
    ARROW UP
    BURNHAM MONEY
    MARKET FUND

 +0.13%

    The Fund provided investors with an acceptable yield when measured against peers.
    PERFORMANCE AND DISCUSSION       10
    PORTFOLIO                        25
    FINANCIALS                       28
    NOTES TO FINANCIALS              38
--------------------------------------------------------------------------------

    [GRAPHIC OMITTED]
    ARROW UP
    BURNHAM U.S. GOVERNMENT MONEY MARKET FUND

 +0.16%

    The Fund provided investors with an acceptable yield when measured against peers.
    PERFORMANCE AND DISCUSSION       10
    PORTFOLIO                        26
    FINANCIALS                       28
    NOTES TO FINANCIALS              38

    [END SIDEBAR]



                                                                        REVIEW 3

[BEGIN SIDEBAR]
INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                              O
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------
(SEE PAGE 40 FOR EXPLANATION OF THIS CHART.)

TICKER SYMBOLS
Class A                        BURHX
Class B                        BURIX
Class C                        BURJX


------------------------------------

PORTFOLIO MANAGER
Jon M. Burnham
Since 1995


------------------------------------

MINIMUM INVESTMENT
Regular accounts              $2,500
IRAs                            $100


------------------------------------

ASSET VALUES
Net assets, in millions      $125.52
Net asset value per share
Class A                       $27.21
Class B                       $27.46
Class C                       $27.13


------------------------------------

MAXIMUM OFFERING PRICE
Class A                       $28.64


------------------------------------

EXPENSE RATIOS
Annualized, after expense
recovery
Class A                        1.38%
Class B                        2.13%
Class C                        2.13%


------------------------------------

INCEPTION
Class A                June 15, 1975
Class B             October 18, 1993
Class C               April 30, 2004

ALL DATA AS OF JUNE 30, 2004. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION DOES NOT INCLUDE THE MAXIMUM 5% SALES CHARGE. CLASS B AND C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. THE GROWTH CHART DOES NOT REFLECT THE PERFORMANCE OF CLASS B AND C SHARES. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
[END SIDEBAR]




BURNHAM FUND
[PHOTO OMITTED]
JON BURNHAM

"...the markets are in a "holding pattern" while we await elections, and enter a new phase of this investment cycle and more monetary restraint."

                                                             JON BURNHAM
                                                       Portfolio Manager
                                                          /S/JON BURNHAM



For the first half of 2004, the Burnham Fund (Class A) returned 1.00% to shareholders, +2.86% in the first quarter, and -1.80% in the second. The Fund underperformed its peer group, the Morningstar Large-Cap Blend index, which returned 2.82%, and the S&P 500 Index, which returned 3.44%. The Fund outperformed the DJIA, which increased 0.80%.

o The Burnham Fund maintained the fully invested position it had reached during 2003, when we became more constructive on the equity markets. But we note that the markets are in a "holding pattern", while we await elections, and enter a new phase of this investment cycle and more monetary restraint.

o There are some nagging concerns regarding the durability of economic recovery. In June, employment growth did not improve as expected. Retail sales were sluggish, as were auto sales, and capacity utilization at 77% is still at less-than-average 81%. The Fed raised interest rates by 1/4% which was long anticipated by the markets. While this in itself is not worrisome, it does bring uncertainty into the markets as to how high rates will go. The price of crude has remained stubbornly high (at $42 as we write) as traders price a terrorism premium into the price of OPEC oil. This increased price of energy affects production costs and profitability, and also competes for the cash in consumers' wallets. And finally, terrorism continues to worry investors in the US and abroad.

o At the end of the second quarter, our largest sector representations were in Financial Services 32.0%, Information Technology 19.7%, Health Care 12.4% and Energy 12.3%. This is similar to our allocation at year end. We believe that diversified financial services companies will benefit from an expanding, stable economy, and that regional merger trends will continue. Health care continues to show secular growth from an aging population. While pharmaceutical revenues are under pressure in older product lines and from currency comparisons, prescription management and hospital services are growing. Energy is still a core sector for the fund; high prices for crude have enhanced earnings and asset values. Our best performing securities for the period were Ebay Inc., Royal Caribbean Cruises Inc., Boston Scientific Corp., Choice Hotels International Inc., and Pepsico Inc. Our poorest performers were New York Community Bancorp Inc., Siebel Systems Inc., Forest Laboratories Inc., Viacom Inc. Class B and Maytag Corp. Choice Hotels, Siebel, Forest and Maytag are no longer held in the Fund.

o New positions of note in the first half include: Caesars Entertainment, which is experiencing a recovery, entered into merger agreement with Harrah's. Dean Foods was purchased because of the growth of its soy-milk product lines. Economically sensitive Norfolk Southern, a rail freight provider, is showing strong earnings comparisons as pricing firms on increased volume.

o For the rest of the year, notwithstanding an unexpected "shock" to the system, we see GDP moderating but still growing (in our Annual Report we projected 3% to 4%), and small interest rate increases so investors may again earn a positive return on fixed investments (going interest less inflation rate). We expect little from Washington except for campaign posturing - most of which will center on the Iraq War and the deficit. Our view is that no matter who wins the elections, tax increases will be utilized to address the growing deficit. The Burnham Fund's position will stress investments in industries experiencing secular growth, and for well-capitalized companies experiencing unit volume and pricing flexibility so that inflationary costs may be passed along to consumers.


GROWTH OF $10,000 SINCE INCEPTION JUNE `75
$240,904
ANNUALIZED RATE OF RETURN
11.56%

An investment in the Burnham Fund at its inception in 1975 would have grown by more than 2,309%.




                               [GRAPHIC OMITTED]
          [EDGAR RREPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Date       Burnham Fund
6/16/75     $10,000.00
Jun-75      $10,385.00
Jul-75      $9,853.00
Aug-75      $9,514.00
Sep-75      $9,175.00
Oct-75      $9,673.00
Nov-75      $9,911.00
Dec-75      $9,792.00
Jan-76      $10,928.00
Feb-76      $10,998.00
Mar-76      $11,171.00
Apr-76      $11,206.00
May-76      $11,137.00
Jun-76      $11,670.00
Jul-76      $11,517.00
Aug-76      $11,434.00
Sep-76      $11,693.00
Oct-76      $11,386.00
Nov-76      $11,527.00
Dec-76      $12,130.00
Jan-77      $11,700.00
Feb-77      $11,437.00
Mar-77      $11,485.00
Apr-77      $11,615.00
May-77      $11,340.00
Jun-77      $11,854.00
Jul-77      $11,766.00
Aug-77      $11,546.00
Sep-77      $11,485.00
Oct-77      $11,229.00
Nov-77      $11,716.00
Dec-77      $11,656.00
Jan-78      $11,158.00
Feb-78      $11,070.00
Mar-78      $11,407.00
Apr-78      $12,229.00
May-78      $12,491.00
Jun-78      $12,379.00
Jul-78      $13,556.00
Aug-78      $13,899.00
Sep-78      $13,682.00
Oct-78      $12,396.00
Nov-78      $12,808.00
Dec-78      $13,167.00
Jan-79      $13,684.00
Feb-79      $13,346.00
Mar-79      $13,932.00
Apr-79      $14,065.00
May-79      $13,947.00
Jun-79      $14,487.00
Jul-79      $14,945.00
Aug-79      $15,796.00
Sep-79      $16,010.00
Oct-79      $14,985.00
Nov-79      $15,968.00
Dec-79      $16,265.00
Jan-80      $17,758.00
Feb-80      $17,622.00
Mar-80      $15,526.00
Apr-80      $16,286.00
May-80      $17,277.00
Jun-80      $17,829.00
Jul-80      $18,641.00
Aug-80      $19,143.00
Sep-80      $19,798.00
Oct-80      $20,594.00
Nov-80      $22,509.00
Dec-80      $21,777.00
Jan-81      $21,074.00
Feb-81      $21,202.00
Mar-81      $22,273.00
Apr-81      $22,177.00
May-81      $22,741.00
Jun-81      $22,193.00
Jul-81      $21,658.00
Aug-81      $20,551.00
Sep-81      $19,647.00
Oct-81      $20,953.00
Nov-81      $21,766.00
Dec-81      $21,220.00
Jan-82      $20,904.00
Feb-82      $20,375.00
Mar-82      $20,375.00
Apr-82      $21,047.00
May-82      $20,740.00
Jun-82      $20,464.00
Jul-82      $20,188.00
Aug-82      $22,122.00
Sep-82      $22,325.00
Oct-82      $24,649.00
Nov-82      $25,502.00
Dec-82      $25,928.00
Jan-83      $26,532.00
Feb-83      $27,129.00
Mar-83      $27,563.00
Apr-83      $29,090.00
May-83      $28,910.00
Jun-83      $29,595.00
Jul-83      $28,701.00
Aug-83      $28,750.00
Sep-83      $29,262.00
Oct-83      $28,899.00
Nov-83      $29,500.00
Dec-83      $29,067.00
Jan-84      $28,898.00
Feb-84      $28,077.00
Mar-84      $28,145.00
Apr-84      $28,536.00
May-84      $27,394.00
Jun-84      $28,241.00
Jul-84      $28,343.00
Aug-84      $30,463.00
Sep-84      $30,463.00
Oct-84      $30,776.00
Nov-84      $30,724.00
Dec-84      $31,166.00
Jan-85      $33,027.00
Feb-85      $33,209.00
Mar-85      $33,481.00
Apr-85      $33,625.00
May-85      $35,844.00
Jun-85      $36,579.00
Jul-85      $36,173.00
Aug-85      $36,285.00
Sep-85      $35,897.00
Oct-85      $37,473.00
Nov-85      $39,481.00
Dec-85      $41,191.00
Jan-86      $41,426.00
Feb-86      $44,533.00
Mar-86      $46,888.00
Apr-86      $46,720.00
May-86      $48,822.00
Jun-86      $50,145.00
Jul-86      $48,716.00
Aug-86      $50,708.00
Sep-86      $47,103.00
Oct-86      $49,665.00
Nov-86      $50,564.00
Dec-86      $50,170.00
Jan-87      $54,354.00
Feb-87      $56,170.00
Mar-87      $56,860.00
Apr-87      $55,990.00
May-87      $56,567.00
Jun-87      $58,903.00
Jul-87      $60,423.00
Aug-87      $61,493.00
Sep-87      $60,619.00
Oct-87      $53,515.00
Nov-87      $51,604.00
Dec-87      $53,524.00
Jan-88      $55,413.00
Feb-88      $57,209.00
Mar-88      $56,242.00
Apr-88      $56,264.00
May-88      $56,377.00
Jun-88      $57,606.00
Jul-88      $58,090.00
Aug-88      $57,468.00
Sep-88      $58,486.00
Oct-88      $59,825.00
Nov-88      $59,568.00
Dec-88      $59,883.00
Jan-89      $62,626.00
Feb-89      $62,357.00
Mar-89      $63,167.00
Apr-89      $65,170.00
May-89      $66,812.00
Jun-89      $66,632.00
Jul-89      $69,870.00
Aug-89      $70,974.00
Sep-89      $70,484.00
Oct-89      $69,970.00
Nov-89      $71,089.00
Dec-89      $73,520.00
Jan-90      $70,175.00
Feb-90      $70,280.00
Mar-90      $71,004.00
Apr-90      $69,144.00
May-90      $72,539.00
Jun-90      $72,256.00
Jul-90      $72,863.00
Aug-90      $69,839.00
Sep-90      $69,518.00
Oct-90      $69,907.00
Nov-90      $71,459.00
Dec-90      $72,217.00
Jan-91      $72,614.00
Feb-91      $75,301.00
Mar-91      $76,332.00
Apr-91      $76,439.00
May-91      $78,044.00
Jun-91      $75,695.00
Jul-91      $77,731.00
Aug-91      $79,325.00
Sep-91      $79,515.00
Oct-91      $81,280.00
Nov-91      $79,354.00
Dec-91      $85,195.00
Jan-92      $85,595.00
Feb-92      $86,673.00
Mar-92      $84,030.00
Apr-92      $85,753.00
May-92      $85,384.00
Jun-92      $84,086.00
Jul-92      $87,416.00
Aug-92      $87,127.00
Sep-92      $88,077.00
Oct-92      $87,619.00
Nov-92      $89,836.00
Dec-92      $91,758.00
Jan-93      $91,602.00
Feb-93      $93,453.00
Mar-93      $94,864.00
Apr-93      $93,801.00
May-93      $95,724.00
Jun-93      $96,930.00
Jul-93      $97,560.00
Aug-93     $100,595.00
Sep-93     $101,228.00
Oct-93     $100,995.00
Nov-93      $98,794.00
Dec-93     $100,355.00
Jan-94     $101,469.00
Feb-94      $99,703.00
Mar-94      $95,416.00
Apr-94      $96,112.00
May-94      $96,689.00
Jun-94      $95,432.00
Jul-94      $97,789.00
Aug-94     $100,244.00
Sep-94      $99,011.00
Oct-94     $100,446.00
Nov-94      $98,016.00
Dec-94      $98,564.00
Jan-95     $100,418.00
Feb-95     $102,777.00
Mar-95     $103,959.00
Apr-95     $106,298.00
May-95     $109,211.00
Jun-95     $111,078.00
Jul-95     $112,956.00
Aug-95     $114,164.00
Sep-95     $117,053.00
Oct-95     $116,741.00
Nov-95     $119,438.00
Dec-95     $122,663.00
Jan-96     $126,355.00
Feb-96     $127,075.00
Mar-96     $128,180.00
Apr-96     $129,283.00
May-96     $131,894.00
Jun-96     $131,116.00
Jul-96     $124,849.00
Aug-96     $127,870.00
Sep-96     $134,468.00
Oct-96     $138,180.00
Nov-96     $146,166.00
Dec-96     $144,252.00
Jan-97     $152,099.00
Feb-97     $149,787.00
Mar-97     $145,638.00
Apr-97     $152,002.00
May-97     $159,374.00
Jun-97     $166,387.00
Jul-97     $178,017.00
Aug-97     $171,146.00
Sep-97     $177,598.00
Oct-97     $173,993.00
Nov-97     $176,690.00
Dec-97     $179,923.00
Jan-98     $179,239.00
Feb-98     $191,141.00
Mar-98     $200,621.00
Apr-98     $205,537.00
May-98     $201,714.00
Jun-98     $209,439.00
Jul-98     $206,046.00
Aug-98     $170,133.00
Sep-98     $181,446.00
Oct-98     $191,571.00
Nov-98     $202,395.00
Dec-98     $219,679.00
Jan-99     $231,037.00
Feb-99     $220,086.00
Mar-99     $233,687.00
Apr-99     $241,796.00
May-99     $231,592.00
Jun-99     $245,603.00
Jul-99     $238,702.00
Aug-99     $241,208.00
Sep-99     $237,277.00
Oct-99     $257,872.00
Nov-99     $269,657.00
Dec-99     $291,553.00
Jan-00     $289,387.00
Feb-00     $296,376.00
Mar-00     $313,571.00
Apr-00     $306,582.00
May-00     $300,570.00
Jun-00     $322,169.00
Jul-00     $319,408.00
Aug-00     $353,536.00
Sep-00     $348,431.00
Oct-00     $337,383.00
Nov-00     $300,736.00
Dec-00     $297,602.00
Jan-01     $306,215.00
Feb-01     $271,380.00
Mar-01     $254,155.00
Apr-01     $280,148.00
May-01     $279,072.00
Jun-01     $272,229.00
Jul-01     $263,733.00
Aug-01     $248,708.00
Sep-01     $234,323.00
Oct-01     $238,639.00
Nov-01     $248,948.00
Dec-01     $255,172.00
Jan-02     $254,840.00
Feb-02     $246,930.00
Mar-02     $258,002.00
Apr-02     $241,768.00
May-02     $239,604.00
Jun-02     $227,698.00
Jul-02     $209,749.00
Aug-02     $207,211.00
Sep-02     $193,605.00
Oct-02     $199,267.00
Nov-02     $203,324.00
Dec-02     $196,125.00
Jan-03     $192,949.00
Feb-03     $191,147.00
Mar-03     $194,323.00
Apr-03     $204,794.00
May-03     $211,832.00
Jun-03     $214,322.00
Jul-03     $218,278.00
Aug-03     $219,740.00
Sep-03     $218,305.00
Oct-03     $225,961.00
Nov-03     $228,713.00
Dec-03     $238,513.00
Jan-04     $243,294.00
Feb-04     $248,695.00
Mar-04     $245,331.00
Apr-04     $236,212.00
May-04     $239,045.00
Jun-04     $240,904.00



4  BURNHAM FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
ASSET ALLOCATION* (AS A % OF NET ASSETS)
Common stocks (net of call options written)   99%
Cash and other net assets                      1%

* DOES NOT INCLUDE COLLATERAL USED IN SECURITIES LENDING.

[GRAPHIC OMITTED]
BRACKET GRAPHIC
The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.



TOP INDUSTRIES - COMMON STOCK       % NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Financial Services                31.95%
-----------------------------------------
 Information Technology            19.69%
-----------------------------------------
 Health Care                       12.38%
-----------------------------------------
 Energy                            12.28%
-----------------------------------------
 Consumer Discretionary            11.69%
-----------------------------------------
 Consumer Staples                   4.71%
-----------------------------------------
 Industrials                        3.22%
-----------------------------------------
 Utilities                          2.00%
-----------------------------------------
 Materials                          0.89%
                                   ------
                                   98.81%
                                   ======




TOP 10 COMMON STOCK HOLDINGS        % NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Exxon Mobil Corp.                  5.31%
-----------------------------------------
 Citigroup Inc.                     4.26%
-----------------------------------------
 Pfizer Inc.                        4.10%
-----------------------------------------
 American Express Co.               4.09%
-----------------------------------------
 Intel Corp.                        3.30%
-----------------------------------------
 PepsiCo, Inc.                      3.22%
-----------------------------------------
 International
 Business Machines Corp.            3.16%
-----------------------------------------
 Sovereign Bancorp, Inc.            2.99%
-----------------------------------------
 McDonald's Corp.                   2.90%
-----------------------------------------
 Microsoft Corp.                    2.84%
                                   ------
                                   36.17%
                                   ======


TOTAL RETURN+
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
GROWTH OF $10,000 OVER TEN YEARS
S&P 500 Index*            $30,580
BURNHAM FUND (CLASS A)
without sales charge      $25,244
with sales charge         $23,981

        Burnham Fund           with
        Class A without       sales           S&P 500
        slaes charge          charge          Index*
Jun-94   $10,000.00         $9,500.00       $10,000.00
Jul-94   $10,247.00         $9,734.65       $10,328.00
Aug-94   $10,504.20         $9,978.99       $10,751.50
Sep-94   $10,375.00         $9,856.25       $10,488.00
Oct-94   $10,525.40         $9,999.16       $10,724.00
Nov-94   $10,270.70         $9,757.18       $10,333.70
Dec-94   $10,328.20         $9,811.82       $10,486.60
Jan-95   $10,522.40         $9,996.29       $10,758.20
Feb-95   $10,769.70        $10,231.20       $11,177.80
Mar-95   $10,893.50        $10,348.90       $11,507.50
Apr-95   $11,138.60        $10,581.70       $11,845.80
May-95   $11,443.80        $10,871.70       $12,319.70
Jun-95   $11,639.50        $11,057.50       $12,605.50
Jul-95   $11,836.20        $11,244.40       $13,024.00
Aug-95   $11,962.90        $11,364.70       $13,056.50
Sep-95   $12,265.50        $11,652.30       $13,607.50
Oct-95   $12,232.90        $11,621.20       $13,558.60
Nov-95   $12,515.50        $11,889.70       $14,153.80
Dec-95   $12,853.40        $12,210.70       $14,426.90
Jan-96   $13,240.30        $12,578.30       $14,917.50
Feb-96   $13,315.80        $12,650.00       $15,056.20
Mar-96   $13,431.60        $12,760.00       $15,200.70
Apr-96   $13,547.10        $12,869.80       $15,424.20
May-96   $13,820.80        $13,129.70       $15,822.10
Jun-96   $13,739.20        $13,052.20       $15,882.20
Jul-96   $13,082.50        $12,428.40       $15,180.20
Aug-96   $13,399.10        $12,729.10       $15,500.60
Sep-96   $14,090.50        $13,386.00       $16,373.20
Oct-96   $14,479.40        $13,755.40       $16,825.10
Nov-96   $15,316.30        $14,550.50       $18,097.10
Dec-96   $15,115.60        $14,359.80       $17,738.80
Jan-97   $15,937.90        $15,141.00       $18,847.50
Feb-97   $15,695.70        $14,910.90       $18,994.50
Mar-97   $15,260.90        $14,497.80       $18,213.80
Apr-97   $15,927.80        $15,131.40       $19,301.20
May-97   $16,700.30        $15,865.30       $20,476.60
Jun-97   $17,435.10        $16,563.30       $21,394.00
Jul-97   $18,653.80        $17,721.10       $23,096.90
Aug-97   $17,933.80        $17,037.10       $21,803.50
Sep-97   $18,609.90        $17,679.40       $22,998.30
Oct-97   $18,232.10        $17,320.50       $22,230.20
Nov-97   $18,514.70        $17,589.00       $23,259.40
Dec-97   $18,853.50        $17,910.80       $23,659.50
Jan-98   $18,781.90        $17,842.80       $23,922.10
Feb-98   $20,029.00        $19,027.60       $25,646.90
Mar-98   $21,022.40        $19,971.30       $26,960.00
Apr-98   $21,537.50        $20,460.60       $27,232.30
May-98   $21,136.90        $20,080.00       $26,763.90
Jun-98   $21,946.40        $20,849.10       $27,850.60
Jul-98   $21,590.90        $20,511.30       $27,555.30
Aug-98   $17,827.60        $16,936.20       $23,570.80
Sep-98   $19,013.10        $18,062.50       $25,081.70
Oct-98   $20,074.10        $19,070.40       $27,120.90
Nov-98   $21,208.30        $20,147.80       $28,764.40
Dec-98   $23,019.40        $21,868.50       $30,421.20
Jan-99   $24,209.60        $22,999.10       $31,692.80
Feb-99   $23,062.00        $21,908.90       $30,707.20
Mar-99   $24,487.20        $23,262.90       $31,935.50
Apr-99   $25,337.00        $24,070.10       $33,171.40
May-99   $24,267.70        $23,054.30       $32,388.50
Jun-99   $25,735.90        $24,449.10       $34,186.10
Jul-99   $25,012.80        $23,762.10       $33,119.50
Aug-99   $25,275.40        $24,011.60       $32,953.90
Sep-99   $24,863.40        $23,620.20       $32,051.00
Oct-99   $27,021.50        $25,670.50       $34,079.80
Nov-99   $28,256.40        $26,843.60       $34,771.60
Dec-99   $30,550.80        $29,023.30       $36,819.60
Jan-00   $30,323.90        $28,807.70       $34,969.80
Feb-00   $31,056.20        $29,503.40       $34,307.80
Mar-00   $32,858.10        $31,215.10       $37,664.20
Apr-00   $32,125.70        $30,519.40       $36,530.90
May-00   $31,495.70        $29,920.90       $35,781.20
Jun-00   $33,758.90        $32,071.00       $36,663.30
Jul-00   $33,469.60        $31,796.20       $36,090.20
Aug-00   $37,045.90        $35,193.60       $38,331.80
Sep-00   $36,510.90        $34,685.40       $36,308.20
Oct-00   $35,353.20        $33,585.50       $36,154.60
Nov-00   $31,513.10        $29,937.40       $33,304.20
Dec-00   $31,184.70        $29,625.50       $33,467.10
Jan-01   $32,087.20        $30,482.90       $34,654.50
Feb-01   $28,437.00        $27,015.10       $31,494.70
Mar-01   $26,632.10        $25,300.50       $29,499.50
Apr-01   $29,355.70        $27,888.00       $31,791.90
May-01   $29,243.00        $27,780.90       $32,004.90
Jun-01   $28,526.00        $27,099.70       $31,225.90
Jul-01   $27,635.70        $26,253.90       $30,918.70
Aug-01   $26,061.30        $24,758.20       $28,983.10
Sep-01   $24,553.90        $23,326.20       $26,642.80
Oct-01   $25,006.20        $23,755.90       $27,150.80
Nov-01   $26,086.40        $24,782.10       $29,233.60
Dec-01   $26,738.60        $25,401.70       $29,489.70
Jan-02   $26,703.80        $25,368.70       $29,059.40
Feb-02   $25,875.00        $24,581.20       $28,499.10
Mar-02   $27,035.20        $25,683.40       $29,571.00
Apr-02   $25,334.10        $24,067.30       $27,778.10
May-02   $25,107.20        $23,851.90       $27,573.40
Jun-02   $23,859.70        $22,666.80       $25,609.10
Jul-02   $21,978.90        $20,879.90       $23,612.80
Aug-02   $21,712.90        $20,627.30       $23,768.00
Sep-02   $20,287.30        $19,272.90       $21,184.90
Oct-02   $20,880.60        $19,836.50       $23,049.60
Nov-02   $21,305.60        $20,240.30       $24,406.20
Dec-02   $20,551.30        $19,523.70       $22,972.40
Jan-03   $20,218.50        $19,207.60       $22,370.50
Feb-03   $20,029.70        $19,028.20       $22,034.90
Mar-03   $20,362.40        $19,344.30       $22,248.90
Apr-03   $21,459.70        $20,386.70       $24,081.60
May-03   $22,197.20        $21,087.30       $25,350.40
Jun-03   $22,458.00        $21,335.10       $25,673.90
Jul-03   $22,872.60        $21,728.90       $26,126.50
Aug-03   $23,025.80        $21,874.50       $26,636.00
Sep-03   $22,875.40        $21,731.60       $26,353.10
Oct-03   $23,677.70        $22,493.80       $27,843.90
Nov-03   $23,966.10        $22,767.80       $28,088.90
Dec-03   $24,993.00        $23,743.30       $29,561.90
Jan-04   $25,494.00        $24,219.30       $30,104.70
Feb-04   $26,059.90        $24,756.90       $30,523.10
Mar-04   $25,707.30        $24,422.00       $30,062.50
Apr-04   $24,751.80        $23,514.20       $29,590.50
May-04   $25,048.70        $23,796.20       $29,996.50
Jun-04   $25,243.50        $23,981.30       $30,579.70


                       WITH NO     WITH MAX.
AVERAGE           SALES CHARGE  SALES CHARGE
ANNUAL RETURNS         OR CDSC       OR CDSC
--------------------------------------------
CLASS A
--------------------------------------------
 One year               12.40%         6.78%
--------------------------------------------
 Three years           (3.99)%       (5.62)%
--------------------------------------------
 Five years            (0.39)%       (1.40)%
--------------------------------------------
 Ten years               9.70%         9.14%
--------------------------------------------
 Fifteen years           8.95%         8.57%
--------------------------------------------
 Since inception        11.56%        11.36%

CLASS B
--------------------------------------------
 One year               11.54%         7.54%
--------------------------------------------
 Three years             4.70%       (5.82)%
--------------------------------------------
 Five years            (1.15)%       (1.36)%
--------------------------------------------
 Ten years               8.88%         8.88%
--------------------------------------------
 Since inception         7.63%         7.63%
--------------------------------------------

CLASS C
--------------------------------------------
 One year               1.69%*        0.69%*
--------------------------------------------


                       WITH NO      WITH MAX.
CUMULATIVE        SALES CHARGE  SALES CHARGE
TOTAL RETURNS          OR CDSC       OR CDSC
--------------------------------------------

CLASS A
--------------------------------------------
 One year               12.40%         6.78%
--------------------------------------------
 Three years          (11.51)%      (15.93)%
--------------------------------------------
 Five years            (1.91)%       (6.82)%
--------------------------------------------
 Ten years             152.44%       139.81%
--------------------------------------------
 Fifteen years         261.54%       243.47%
--------------------------------------------
 Since inception     2,309.04%     2,188.59%

CLASS B
--------------------------------------------
 One year               11.54%         7.54%
--------------------------------------------
 Three years          (13.46)%      (16.46)%
--------------------------------------------
 Five years            (5.61)%       (6.61)%
--------------------------------------------
 Ten years             134.16%       134.16%
--------------------------------------------
 Since inception       119.04%       119.04%
--------------------------------------------

CLASS C
--------------------------------------------
 One year               1.69%*        0.69%*
--------------------------------------------
* LESS THAN ONE YEAR OF OPERATING HISTORY.

[BEGIN SIDEBAR]

PERFORMANCE OVER
      THE PAST SIX MONTHS

[GRAPHIC OMITTED]
ARROW UP
+1.00%
FUND (CLASS A)

[GRAPHIC OMITTED]
ARROW UP
+3.44%
SECTOR

[GRAPHIC OMITTED]
ARROW UP
+2.82%
PEER GROUP

THE FUND underperformed the S&P 500, but outperformed the DJIA.

THE SECTOR is represented by the S&P 500 Index(R) ("Standard & Poor's 500 Composite Stock Index"), an unmanaged index that includes 500 large-cap stocks.

THE PEER GROUP is represented by the funds in the Morningstar Large-Cap Blend category.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Date     Fund     Sector   Peer Group
1/04     2        1.84     1.66
2/04     4.27     3.25     3.11
3/04     2.86     1.69     1.86
4/04     -0.96    0.1      -0.19
5/04     0.22     1.47     0.92
6/04     1        3.44     2.82


MODERN PORTFOLIO THEORY STATISTICS**
THREE-YEAR RANGE
-------------------------------------
 Beta                           0.74
-------------------------------------
 R2                              86
-------------------------------------
 Alpha                         (2.2)
-------------------------------------
 Standard Deviation            13.40
-------------------------------------
 Sharpe Ratio                  (0.22)
-------------------------------------


*  KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTORS SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

** SOURCE: MORNINGSTAR PRINCIPIA,
   JUNE 2004
[END SIDEBAR]



                                                                  BURNHAM FUND 5

[BEGIN SIDEBAR]
INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE
---------------------------------------------------
MEDIUM                            O
---------------------------------------------------
SMALL
---------------------------------------------------
(SEE PAGE 40 FOR EXPLANATION OF THIS CHART.)



TICKER SYMBOLS
Class A                        BURKX
Class B                        BURMX

------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Mendon Capital Advisors Corp.
Since inception


------------------------------------

MINIMUM INVESTMENT
Regular accounts              $2,500
IRAs                            $100


------------------------------------

ASSET VALUES
Net assets, in millions      $241.14
Net asset value per share
Class A                       $24.90
Class B                       $24.15


------------------------------------

MAXIMUM OFFERING PRICE
Class A                       $26.21


------------------------------------

EXPENSE RATIOS
Annualized, after expense
recovery
Class A                        1.52%
Class B                        2.27%


------------------------------------

INCEPTION
Class A and B          June 7, 1999



ALL DATA AS OF JUNE 30, 2004. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
[END SIDEBAR]


BURNHAM
   FINANCIAL SERVICES FUND
[PHOTO OMITTED]
ANTON SCHUTZ
"We maintain our core strategy of capitalizing on consolidation activity."

                                                                 /S/ANTON SCHUTZ
                                                                    ANTON SCHUTZ
                                                               Portfolio Manager



FINANCIAL SERVICES SECTOR MARKET PERSPECTIVE

  The first and second quarters of 2004 presented two very different environments for financials. The weaker than expected economic numbers released in the first quarter of 2004 kept the 10-yr Treasury rate low, which extended the strength in the fixed income market, rallied the refinancing business, and extended the rally of financials. The second quarter kicked off with a much higher than expected jobs number (released on April 2nd), which alerted the markets to the fact that the economy is in growth mode and the Federal Reserve was going to need to raise rates sooner than some originally believed throughout the first quarter. The 10-year treasury rate quickly moved north (from 3.90% at April 1st close to 4.14% at close on April 2nd (ending the month at 4.50%)), spurring an immediate sell off of nearly all financials. Unlike the first quarter where the rising tide lifted all boats, the second quarter was difficult to navigate as investor concerns about rising rates fed apprehension about investing in financials. Trading volumes were light in the second quarter, primarily due to investor concern about what the Federal Reserve intended to do at its June 30 meeting. These light volumes suppressed the valuations of companies like processing banks and brokers, both of which should perform well in an improving economy.

  We expect the June rate hike to take some pressure off of net interest margins and enhance the revenues of banks with variable rate assets. We continue to own what we believe to be truly asset sensitive names and avoid institutions that are either liability sensitive or less asset sensitive than they purport.

  As for the remainder of 2004, we believe the Fed will likely raise the discount rate another 25 basis points in August and then stay put until the election unless the economic indicators begin to point to rampant inflation. We believe that the economy is still in real growth mode and that this growth will benefit mid to larger capitalization names that will soon see an increase in commercial loan demand and capital markets improvements.





2004 Performance Comparison
Fund (Class A)              +1.88%
NASDAQ Bank Index           +0.37%
NASDAQ Financial 100 Index  +1.09%

o After a solid first quarter, the Financial Services fund was impacted by the indiscriminate sell-off of nearly all financials in April that occurred after investors succumbed to the notion that rising rates means all financials will under perform. We believe that there are profit opportunities in financials in almost all economic environments as the many sub-sectors under the broader financial services umbrella operate differently in various economic cycles. Rates are rising because the economy is growing, which will lead to, for example, increases in capital investment, which will lead to increasing commercial loan demand. In addition, rising rates may provide some relief for financial institutions that have seen net interest margins come under pressure over the last year and a half, and economic improvement should benefit capital markets sensitive institutions.

o We maintain our core strategy of capitalizing on consolidation activity. Many deals across the market capitalization spectrum were announced during the first half, including JP Morgan's acquisition of Bank One, Regions Financial's acquisition of Union Planters, North Fork Bancorp's acquisition of GreenPoint Financial, and Sovereign Bancorp's acquisitions of Seacoast Financial and Waypoint Financial. We continue to see a lot of M&A opportunity as some of the institutions unprepared for rising rates are being forced to consider their alternatives.

o Over the past six to eight months, the fund increased its exposure to mid and large capitalization names as this is where more value appears to be. It decreased its exposure to smaller cap names and pure mortgage plays as many of these institutions had run up in value, and may underperform in a rising rate environment if mortgage volume declines (pure thrifts). This increased exposure to mid to large cap companies allowed the Fund to be more aggressive with its option writing, which both reduces risk and generates additional premium income.



6 FINANCIAL SERVICES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
ASSET ALLOCATION* (AS A % OF NET ASSETS)
Cash and other
net assets        9%

Common stocks    91%
(net of call options written)

* DOES NOT INCLUDE COLLATERAL USED IN SECURITIES LENDING.

[GRAPHIC OMITTED]
BRACKET GRAPHIC
The fund seeks capital appreciation.



TOP 10 INDUSTRIES - COMMON STOCK    % NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Savings & Loan Companies--
 Regional                          44.23%
-----------------------------------------
 Regional Banks                    11.68%
-----------------------------------------
 Investment Banking & Brokerage    10.16%
-----------------------------------------
 Diversified Banks                  4.61%
-----------------------------------------
 Insurance-- Property & Casualty    4.33%
-----------------------------------------
 Asset Management & Custody Banks   4.32%
-----------------------------------------
 Other Diversified
 Financial Services                 3.63%
-----------------------------------------
 Consumer Finance                   3.31%
-----------------------------------------
 Mortgage Banking                   2.69%
-----------------------------------------
 Internet Software & Services       0.97%
                                   ------
                                   89.93%
                                   ======


TOP 10 COMMON STOCK HOLDINGS        % NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Sovereign Bancorp, Inc.            4.62%
-----------------------------------------
 GreenPoint Financial Corp.         4.24%
-----------------------------------------
 Ameritrade Holding Corp.           3.70%
-----------------------------------------
 Citigroup Inc.                     3.63%
-----------------------------------------
 Hudson City Bancorp, Inc.          2.97%
-----------------------------------------
 People's Bank                      2.91%
-----------------------------------------
 U.S.B. Holding Co., Inc.           2.83%
-----------------------------------------
 Astoria Financial Corp.            2.75%
-----------------------------------------
 Fieldstone Investment Corp.        2.69%
-----------------------------------------
 Webster Financial Corp.            2.38%
                                   ------
                                   32.72%
                                   ======




TOTAL RETURN+
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
GROWTH OF $10,000 SINCE INCEPTION
BURNHAM FINANCIAL SERVICES FUND (CLASS A)
WITHOUT SALES CHARGE          $32,642
WITH SALES CHARGE             $31,010
NASDAQ BANK INDEX*            $15,729
NASDAQ FINANCIAL 100 INDEX*   $12,482

             BURNHAM FINANCIAL
               SERVICES FUND         WITH             NASDAQ           NASDAQ
            (CLASS A) WITHOUT       SALES             BANK         FINANCIAL 100
               SALES CHARGE         CHARGE            INDEX*           INDEX*

06/08/03        $10,000.00         $9,497.00        $10,000.00       $10,000.00
07/01/03        $10,510.00         $9,981.00        $10,079.00       $10,010.00
08/01/03        $10,380.00         $9,858.00         $9,779.65        $9,351.34
09/01/03         $9,900.00         $9,402.00         $9,371.84        $8,783.72
10/01/03         $9,780.00         $9,288.00         $9,084.13        $8,387.57
11/01/03        $10,450.00         $9,924.00         $9,720.02        $9,070.32
12/01/03        $10,280.00         $9,763.00         $9,530.48        $9,046.74
01/01/04         $9,810.00         $9,317.00         $9,127.34        $8,723.77
02/01/04         $9,209.00         $8,746.00         $8,565.09        $8,024.12
03/01/04         $8,668.00         $8,232.00         $7,819.93        $7,442.37
04/01/04         $9,710.00         $9,222.00         $8,259.41        $8,229.03
05/01/04        $10,001.00         $9,497.00         $8,060.36        $7,741.87
06/01/04        $10,582.00        $10,049.00         $8,402.12        $7,895.16
07/01/04        $10,622.00        $10,088.00         $8,080.32        $7,484.61
08/01/04        $11,454.00        $10,877.00         $8,401.02        $7,830.78
09/01/04        $12,466.00        $11,839.00         $9,033.28        $8,589.73
10/01/04        $13,438.00        $12,762.00         $9,600.30        $9,094.90
11/01/04        $13,107.00        $12,448.00         $9,462.06        $8,964.11
12/01/04        $13,137.00        $12,476.00         $9,509.18        $8,714.01
01/01/05        $14,989.00        $14,234.00        $10,466.00        $9,685.28
02/01/05        $15,559.00        $14,776.00        $10,556.00        $9,545.23
03/01/05        $16,118.00        $15,307.00        $10,338.00        $9,247.32
04/01/05        $16,301.00        $15,481.00        $10,162.70        $8,930.97
05/01/05        $16,882.00        $16,033.00        $10,412.60        $9,307.23
06/01/05        $18,109.00        $17,197.00        $10,862.30        $9,615.95
07/01/05        $18,701.00        $17,759.00        $11,380.80       $10,005.70
08/01/05        $19,239.00        $18,270.00        $11,748.80       $10,278.10
09/01/05        $19,088.00        $18,127.00        $11,314.20        $9,810.86
10/01/05        $17,797.00        $16,901.00        $11,131.50        $9,581.78
11/01/05        $17,657.00        $16,768.00        $10,720.10        $9,175.99
12/01/05        $18,389.00        $17,463.00        $11,162.30        $9,668.28
01/01/06        $19,377.00        $18,402.00        $11,537.20       $10,013.70
02/01/06        $20,027.00        $19,019.00        $11,800.60       $10,147.70
03/01/06        $20,175.00        $19,159.00        $12,003.90       $10,351.30
04/01/06        $21,229.00        $20,161.00        $12,639.50       $10,868.80
05/01/06        $22,161.00        $21,046.00        $13,125.80       $11,115.20
06/01/06        $22,456.00        $21,325.00        $13,030.60       $10,932.50
07/01/06        $22,051.00        $20,941.00        $13,001.50       $10,624.60
08/01/06        $21,229.00        $20,161.00        $12,461.20       $10,187.10
09/01/06        $22,063.00        $20,953.00        $12,793.80       $10,413.20
10/01/06        $21,058.00        $19,998.00        $11,886.20        $9,487.40
11/01/06        $21,806.00        $20,708.00        $12,106.90        $9,760.64
12/01/06        $22,505.00        $21,372.00        $12,135.80        $9,802.41
01/01/07        $22,777.00        $21,631.00        $12,058.20        $9,639.30
02/01/07        $23,262.00        $22,091.00        $11,998.20        $9,490.76
03/01/07        $23,063.00        $21,902.00        $11,993.00        $9,392.83
04/01/07        $23,324.00        $22,150.00        $11,774.00        $9,195.91
05/01/07        $25,200.00        $23,932.00        $12,460.30        $9,747.48
06/01/07        $26,232.00        $24,911.00        $13,323.60       $10,564.10
07/01/07        $26,456.00        $25,124.00        $13,285.00       $10,546.60
08/01/07        $28,034.00        $26,623.00        $13,797.90       $10,938.30
09/01/07        $28,444.00        $27,012.00        $14,045.20       $11,121.80
10/01/07        $28,792.00        $27,342.00        $14,007.70       $11,078.80
11/01/07        $30,631.00        $29,089.00        $15,050.80       $11,919.40
12/01/07        $31,202.00        $29,632.00        $15,472.30       $12,115.50
01/01/08        $32,039.00        $30,427.00        $15,670.20       $12,347.70
02/01/08        $33,298.00        $31,622.00        $15,851.10       $12,648.50
03/01/08        $34,032.00        $32,319.00        $16,074.60       $12,902.00
04/01/08        $34,202.00        $32,481.00        $15,936.20       $12,729.60
05/01/08        $31,961.00        $30,352.00        $15,110.70       $12,017.40
06/01/08        $32,708.00        $31,061.00        $15,483.10       $12,302.20
07/01/08        $32,642.00        $31,010.00        $15,728.80       $12,481.80



                       WITH NO     WITH MAX.
AVERAGE           SALES CHARGE  SALES CHARGE
ANNUAL RETURNS         OR CDSC       OR CDSC
--------------------------------------------
CLASS A
--------------------------------------------
 One year               23.39%        17.22%
--------------------------------------------
 Three years            20.40%        18.37%
--------------------------------------------
 Five years             25.44%        24.17%
--------------------------------------------
 Since inception        26.20%        24.94%

CLASS B
--------------------------------------------
 One year               22.46%        17.46%
--------------------------------------------
 Three years            19.49%        18.79%
--------------------------------------------
 Five years             24.43%        24.35%
--------------------------------------------
 Since inception        25.21%        25.21%



                       WITH NO     WITH MAX.
CUMULATIVE        SALES CHARGE  SALES CHARGE
TOTAL RETURNS          OR CDSC       OR CDSC
--------------------------------------------
CLASS A
--------------------------------------------
 One year               23.39%     17.22%
--------------------------------------------
 Three years            74.55%     65.83%
--------------------------------------------
 Five years            210.58%    195.05%
--------------------------------------------
 Since inception       226.42%    210.10%

CLASS B
--------------------------------------------
 One year               22.46%     17.46%
--------------------------------------------
 Three years            70.61%     67.61%
--------------------------------------------
 Five years            197.35%    196.34%
--------------------------------------------
 Since inception       213.56%    212.56%





[BEGIN SIDEBAR]
PERFORMANCE OVER
THE PAST SIX MONTHS

[GRAPHIC OMITTED]
ARROW UP
+1.88%
FUND (CLASS A)

[GRAPHIC OMITTED]
ARROW UP
+1.09%
SECTOR

[GRAPHIC OMITTED]
ARROW UP
+2.35%
PEER GROUP

THE FUND modestly underperformed the Morningstar Specialty Financial Index.

THE SECTOR is represented by the NASDAQ Financial 100 Index, an unmanaged index of the 100 largest financial companies traded on the NASDAQ market system and the NASDAQ small cap market.

THE PEER GROUP is represented by the funds in the Morningstar Specialty - Financial investment category.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

         FUND         SECTOR   PEER GROUP

            0         0        0

4-Jan    3.93         2.44     3.27

4-Feb    6.22         4.49     5.96

4-Mar    6.75         3.09     5.19

4-Apr   -0.25         -2.68    -0.28

4-May    2.09         -0.37    1.65

4-Jun    1.88         1.09     2.35




MODERN PORTFOLIO THEORY STATISTICS**
THREE-YEAR RANGE
------------------------------------
 Beta                           0.45
------------------------------------
 R2                               50
------------------------------------
 Alpha                         21.50
------------------------------------
 Standard Deviation            13.70
------------------------------------
 Sharpe Ratio                   1.94

* KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTORS SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

** SOURCE: MORNINGSTAR PRINCIPIA,
   JUNE 2004
[END SIDEBAR]





                                                       FINANCIAL SERVICES FUND 7

[BEGIN SIDEBAR]

INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                              O
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------
(SEE PAGE 40 FOR EXPLANATION OF THIS CHART.)




TICKER SYMBOLS
Class A                        BURFX
Class C                        BURCX


------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Mendon Capital Advisors Corp.
Since inception


------------------------------------

MINIMUM INVESTMENT
Regular accounts              $2,500
IRAs                            $100


------------------------------------

ASSET VALUES
Net assets, in millions        $8.19
Net asset value per share
Class A                       $10.47
Class C                       $10.45


------------------------------------

MAXIMUM OFFERING PRICE
Class A                       $11.02


------------------------------------

EXPENSE RATIOS
Annualized, after expense
recovery
Class A                        1.75%
Class C                        2.45%


------------------------------------

INCEPTION
Class A and C         April 30, 2004



ALL DATA AS OF JUNE 30, 2004. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
[END SIDEBAR]




BURNHAM
FINANCIAL INDUSTRIES FUND
[PHOTO OMITTED]
ANTON SCHUTZ
"The Fund was able to take advantage of the April sell off of financials as prices had been significantly pulled back just as it was making its first investments."
                                                                 /S/ANTON SCHUTZ
                                                                    ANTON SCHUTZ
                                                               Portfolio Manager


FINANCIAL SERVICES SECTOR MARKET PERSPECTIVE

  The first and second quarters of 2004 presented two very different environments for financials. The weaker than expected economic numbers released in the first quarter of 2004 kept the 10-yr Treasury rate low, which extended the strength in the fixed income market, rallied the refinancing business, and extended the rally of financials. The second quarter kicked off with a much higher than expected jobs number (released on April 2nd), which alerted the markets to the fact that the economy is in growth mode and the Federal Reserve was going to need to raise rates sooner than some originally believed throughout the first quarter. The 10-year treasury rate quickly moved north (from 3.90% at April 1st close to 4.14% at close on April 2nd (ending the month at 4.50%)), spurring an immediate sell off of nearly all financials. Unlike the first quarter where the rising tide lifted all boats, the second quarter was difficult to navigate as investor concerns about rising rates fed apprehension about investing in financials. Trading volumes were light in the second quarter, primarily due to investor concern about what the Federal Reserve intended to do at its June 30 meeting. These light volumes suppressed the valuations of companies like processing banks and brokers, both of which should perform well in an improving economy.

  We expect the June rate hike to take some pressure off of net interest margins and enhance the revenues of banks with variable rate assets. We continue to own what we believe to be truly asset sensitive names and avoid institutions that are either liability sensitive or less asset sensitive than they purport.

  As for the remainder of 2004, we believe the Fed will likely raise the discount rate another 25 basis points in August and then stay pat until the election, unless the economic indicators begin to point to rampant inflation. We believe that the economy is still in real growth mode and that this growth will benefit mid to larger capitalization names that will soon see an increase in commercial loan demand and capital markets improvements.

o The Burnham Financial Industries Fund was launched on April 30. Although, the market was difficult to navigate during the Fund's first two months of operation, the timing of the fund's launch worked in its favor. The Fund was able to take advantage of the April sell off of financials as prices had been significantly pulled back just as it was making its first investments.

o The aforementioned difficulty of investing in financials in the second quarter was driven by sharp increases in the 10-year treasury rate that immediately spurred an indiscriminate sell-off of nearly all financials, but most drastically, banks and thrifts. Although rising rates will hurt institutions that depend on mortgage origination volume for the majority of revenue, rising rates should benefit commercial banks that depend more on fee income and variable rate products.

o Upon its first investments, the Burnham Financial Industries Fund was also immediately able to take advantage of several deals in its market capitalization sector with the announced acquisitions of Charter One and National Commerce Financial by the Royal Bank of Scotland and SunTrust, respectively. The Financial Industries Fund, as part of its core investment strategy, will be investing in what we believe will be acquisition targets.

o The Fund's mid to large cap concentration will allow us to be very active with covered call writing for protection and garnering premium income. In addition, our ability to take short positions (up to 25% of total Fund market value) will allow the fund to take advantage of covered put writing. This ability to short will also allow the fund to capitalize further on consolidation activity by shorting the stock of known aggressive acquirers in addition to the existing strategy of both funds of buying their likely acquisition targets.




8 FINANCIAL INDUSTRIES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
ASSET ALLOCATION* (AS A % OF NET ASSETS)
Cash and other
net assets       9%

Common stocks   91%
(net of call options written)

* DOES NOT INCLUDE COLLATERAL USED IN SECURITIES LENDING.

[GRAPHIC OMITTED]
BRACKET GRAPHIC
The fund seeks capital appreciation.





TOP INDUSTRIES - COMMON STOCK       % NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Investment Banking & Brokerage    20.23%
-----------------------------------------
 Savings & Loan Companies--
 Regional                          19.61%
-----------------------------------------
 Insurance - Property & Casualty   15.62%
-----------------------------------------
 Asset Management & Custody Banks  10.22%
-----------------------------------------
 Regional Banks                     7.23%
-----------------------------------------
 Consumer Finance                   5.41%
-----------------------------------------
 Other Diversified
 Financial Services                 4.86%
-----------------------------------------
 Diversified Banks                  4.29%
-----------------------------------------
 Data Processing
 & Outsourced Services              4.01%
                                   ------
                                   91.48%
                                   ======



TOP 10 COMMON STOCK HOLDINGS        % NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Radian Group Inc.                  5.66%
-----------------------------------------
 Sovereign Bancorp, Inc.            5.24%
-----------------------------------------
 MAF Bancorp, Inc.                  5.13%
-----------------------------------------
 The PMI Group, Inc.                5.09%
-----------------------------------------
 Northern Trust Corp.               5.02%
-----------------------------------------
 Merrill Lynch & Co., Inc.          4.81%
-----------------------------------------
 Lehman Brothers Holdings Inc.      4.31%
-----------------------------------------
 Piper Jaffray Cos.                 4.01%
-----------------------------------------
 Paychex, Inc.                      4.00%
-----------------------------------------
 The Bank of New York Co., Inc.     3.49%
                                   ------
                                   46.76%
                                   ======




TOTAL RETURN+
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
GROWTH OF $10,000 SINCE INCEPTION
Burnham Financial Industries Fund (Class A)
without sales charge       $10,470
with sales charge           $9,946
PHLX/KBN Bank Index*       $10,056


             BURNHAM FINANCIAL
             INDUSTRIES FUND         WITH
               (CLASS A)             SALES         PHLX/KBN
           WITHOUT SALES CHARGE      CHARGE       BANK INDEX*

04/30/04      $10,000.00            $9,497.00      $10,000.00
05/31/04      $10,510.00            $9,981.00      $10,085.30
06/30/01      $10,470.00            $9,946.00      $10,056.20


                       WITH NO     WITH MAX.
AVERAGE           SALES CHARGE  SALES CHARGE
ANNUAL RETURNS         OR CDSC       OR CDSC
--------------------------------------------
CLASS A
--------------------------------------------
 Since inception        4.70%*      (0.54)%*
--------------------------------------------
CLASS C
--------------------------------------------
 Since inception        4.50%*        3.50%*
--------------------------------------------



                       WITH NO     WITH MAX.
CUMULATIVE        SALES CHARGE  SALES CHARGE
TOTAL RETURNS          OR CDSC       OR CDSC
--------------------------------------------
CLASS A
--------------------------------------------
 Since inception         4.70%       (0.54)%
--------------------------------------------
CLASS B
--------------------------------------------
 Since inception         4.50%         3.50%
--------------------------------------------




* THE FUND HAS LESS THAN ONE YEAR OPERATING HISTORY.


[BEGIN SIDEBAR]
PERFORMANCE SINCE INCEPTION


[GRAPHIC OMITTED]
ARROW UP
+4.70%
FUND (CLASS A)

[GRAPHIC OMITTED]
ARROW UP
+0.56%
SECTOR

[GRAPHIC OMITTED]
ARROW UP
+2.63%
PEER GROUP

THE FUND outperformed its benchmark in its first two months of operations.

THE SECTOR is represented by the PHLX/KBW Bank Index, a capitalization- weighted index composed of 24 diverse stocks representing national money center banks and leading regional institutions.

THE PEER GROUP is represented by the funds in the Morningstar Specialty - Financial investment category.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
  WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTORS SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
[END SIDEBAR]



                                                     FINANCIAL INDUSTRIES FUND 9

[BEGIN SIDEBAR]

BURNHAM MONEY
MARKET FUND

TICKER SYMBOL                  BURXX


------------------------------------

PORTFOLIO MANAGER
Molly Flewharty
Reich & Tang Asset Management L.P.
Since inception


------------------------------------

MINIMUM INVESTMENT
Regular accounts              $2,500
IRAs                            $100


------------------------------------

ASSET VALUES
Net assets, in millions       $63.83
Net asset value per share      $1.00


------------------------------------

EXPENSE RATIO
Annualized, after expense
reimbursement                  0.87%


------------------------------------

INCEPTION
May 3, 1999


BURNHAM U.S.
GOVERNMENT MONEY
MARKET FUND

TICKER SYMBOL                  BUTXX


------------------------------------

PORTFOLIO MANAGER
Molly Flewharty
Reich & Tang Asset Management L.P.
Since inception


------------------------------------

MINIMUM INVESTMENT
Regular accounts              $2,500
IRAs                            $100


------------------------------------

ASSET VALUES
Net assets, in millions      $193.67
Net asset value per share      $1.00


------------------------------------

EXPENSE RATIO
Annualized, after expense
recovery                       0.74%


------------------------------------

INCEPTION
October 13, 1999

ALL DATA AS OF JUNE 30, 2004. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
[END SIDEBAR]




BURNHAM
Money Market Funds
Burnham Money Market Fund
Burnham U.S. Government Money Market Fund


"We are finally in a rising rate environment but we can only speculate about how steeply and rapidly rates will increase."


                                                              /S/MOLLY FLEWHARTY
                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager

The short-term rate environment for the first four months of 2004 was basically identical to the last half of 2003. The short-term credit markets treaded water, waiting for economic data that would signal an upturn in the economy, which would in turn cause the Federal Reserve to increase interest rates. As a result there were only minor fluctuations in the rate levels during this time.

The Fed started lowering interest rates in early 2001 in response to the bursting of the stock market bubble and the slowing of economic growth. They reduced the key Fed Funds rate from 6.5% to 1%, the lowest level in over 40 years, by June 2003. It remained at 1% until June 30, 2004 when the Fed increased the rate to 1.25%. The Fed Funds rate is charged on overnight loans between banks, but strongly influences the short-term credit market rate levels, especially for overnight repurchase agreements. The Fed's new method of "telegraphing" its intentions meant that the rate increase at the June meeting was widely anticipated for two months prior to the meeting. Therefore, short rates increased in advance of the announcement and in fact the market built in additional rate increases so that one year LIBOR moved from a low in March of 1.28% to a high prior to the Fed meeting of 2.50%. Since the rate increase was a foregone conclusion all attention was focused on the balance of risks assessment and the language used in the statement, which followed the announcement of the increase. The Fed maintained the word "measured" which most people believe means that any further tightening will be in twenty-five basis point increments. They did qualify the statement by reminding the market that the Committee will respond to changes in the economic market in order to maintain price stability.

Additional rate increases are anticipated, but the number of increases will be determined by yet to be release economic data and future events. There is speculation that fed funds could be as high as 2.25% by the end of the year, which would mean an increase at each of the remaining Fed meetings. Other views see only one or two more rate increases, as the economy appears to be slowing slightly at this point in time and the Fed has historically not changed interest rates immediately prior to a presidential election. The only thing that we can be assured of is that we are finally in a rising rate environment but we can only speculate about how steeply and rapidly rates will increase. As a result we lowered the weighted average maturity of both funds to give us maximum flexibility to take advantage of higher interest rates.

The Burnham Money Market Fund is invested in short term fixed income securities of the highest credit quality and liquidity. The Burnham U.S. Government Fund is invested in short-term U.S. Treasury obligations and overnight repurchase agreements collateralized by U.S. Government or agency securities. During the first six months of 2004 the fund provided investors with an acceptable yield when measured against peers.




10 MONEY MARKET FUNDS

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
BURNHAM MONEY MARKET FUND ASSET ALLOCATION
BY MATURITY (AS A % OF VALUE)


Over 180 days                          16%

90 - 180 days                          10%

1-3 days                               35%

4-30 days                              29%

31-89 days                             10%

[GRAPHIC OMITTED]
BRACKET GRAPHIC
The funds seek maximum current income that is consistent with maintaining liquidity and preserving capital.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
BURNHAM MONEY MARKET FUND ASSET ALLOCATION
BY TYPE (AS A % OF VALUE)

Variable Rate Demand Notes             18%

Overnight Repurchase Agreement         17%

Medium Term Note                        3%

Discounted Commercial Paper            48%

Floating Rate Notes                     7%

Taxable Municipal Commercial Paper      2%

U.S. Government Agency Note             5%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
ASSET ALLOCATION BY MATURITY* (AS A % OF VALUE)

31-89 days                              4%

90-180 days                            14%

1-3 days                               78%

Over 180 days                           4%


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
ASSET ALLOCATION BY TYPE* (AS A % OF VALUE)

U.S. Treasury Notes                    16%

U.S. Treasury Bills                    38%

Overnight Repurchase Agreement         46%


* DOES NOT INCLUDE COLLATERAL USED IN SECURITIES LENDING.






[BEGIN SIDEBAR]

PERFORMANCE OVER
THE PAST SIX MONTHS

[GRAPHIC OMITTED]
 ARROW UP
+0.13%
BURNHAM MONEY MARKET FUND
[GRAPHIC OMITTED]
ARROW UP
+0.16%
BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
THE BURNHAM MONEY MARKET FUND The Fund provided investors with an acceptable yield when measured against peers.

THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND The Fund provided investors with an acceptable yield when measured against peers.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
BURNHAM MONEY MARKET FUND

01/01/04       0.29

01/02/04       0.29

01/03/04       0.29

01/04/04       0.29

01/05/04       0.28

01/06/04       0.28

01/07/04       0.28

01/08/04       0.29

01/09/04       0.28

01/10/04       0.28

01/11/04       0.28

01/12/04       0.28

01/13/04       0.28

01/14/04       0.29

01/15/04       0.29

01/16/04       0.29

01/17/04       0.29

01/18/04       0.29

01/19/04       0.29

01/20/04       0.29

01/21/04       0.29

01/22/04       0.29

01/23/04       0.29

01/24/04       0.29

01/25/04       0.29

01/26/04       0.29

01/27/04       0.29

01/28/04       0.29

01/29/04       0.28

01/30/04       0.28

01/31/04       0.28

02/01/04       0.28

02/02/04       0.28

02/03/04       0.28

02/04/04       0.28

02/05/04       0.28

02/06/04       0.27

02/07/04       0.27

02/08/04       0.27

02/09/04       0.26

02/10/04       0.27

02/11/04       0.27

02/12/04       0.27

02/13/04       0.27

02/14/04       0.27

02/15/04       0.27

02/16/04       0.27

02/17/04       0.27

02/18/04       0.27

02/19/04       0.27

02/20/04       0.27

02/21/04       0.26

02/22/04       0.26

02/23/04       0.26

02/24/04       0.26

02/25/04       0.26

02/26/04       0.26

02/27/04       0.26

02/28/04       0.25

02/29/04       0.25

03/01/04       0.25

03/02/04       0.28

03/03/04       0.28

03/04/04       0.28

03/05/04       0.27

03/06/04       0.27

03/07/04       0.27

03/08/04       0.27

03/09/04       0.24

03/10/04       0.24

03/11/04       0.24

03/12/04       0.24

03/13/04       0.24

03/14/04       0.24

03/15/04       0.24

03/16/04       0.24

03/17/04       0.23

03/18/04       0.23

03/19/04       0.23

03/20/04       0.23

03/21/04       0.23

03/22/04       0.23

03/23/04       0.23

03/24/04       0.23

03/25/04       0.23

03/26/04       0.23

03/27/04       0.23

03/28/04       0.23

03/29/04       0.24

03/30/04       0.24

03/31/04       0.24

04/01/04       0.25

04/02/04       0.25

04/03/04       0.25

04/04/04       0.26

04/05/04       0.26

04/06/04       0.26

04/07/04       0.26

04/08/04       0.26

04/09/04       0.26

04/10/04       0.26

04/11/04       0.27

04/12/04       0.27

04/13/04       0.27

04/14/04       0.27

04/15/04       0.26

04/16/04       0.26

04/17/04       0.26

04/18/04       0.26

04/19/04       0.26

04/20/04       0.25

04/21/04       0.25

04/22/04       0.25

04/23/04       0.25

04/24/04       0.25

04/25/04       0.25

04/26/04       0.25

04/27/04       0.25

04/28/04       0.25

04/29/04       0.24

04/30/04       0.24

05/01/04       0.24

05/02/04       0.24

05/03/04       0.24

05/04/04       0.23

05/05/04       0.23

05/06/04       0.24

05/07/04       0.24

05/08/04       0.24

05/09/04       0.24

05/10/04       0.24

05/11/04       0.24

05/12/04       0.24

05/13/04       0.23

05/14/04       0.23

05/15/04       0.23

05/16/04       0.23

05/17/04       0.23

05/18/04       0.24

05/19/04       0.25

05/20/04       0.25

05/21/04       0.26

05/22/04       0.27

05/23/04       0.27

05/24/04       0.28

05/25/04       0.28

05/26/04       0.28

05/27/04       0.28

05/28/04       0.28

05/29/04       0.28

05/30/04       0.29

05/31/04       0.29

06/01/04       0.28

06/02/04       0.28

06/03/04       0.29

06/04/04       0.29

06/05/04       0.29

06/06/04       0.29

06/07/04       0.28

06/08/04       0.29

06/09/04       0.29

06/10/04       0.28

06/11/04       0.28

06/12/04       0.29

06/13/04       0.29

06/14/04       0.29

06/15/04       0.29

06/16/04       0.29

06/17/04       0.29

06/18/04        0.3

06/19/04        0.3

06/20/04        0.3

06/21/04       0.31

06/22/04       0.31

06/23/04       0.31

06/24/04       0.31

06/25/04       0.32

06/26/04       0.32

06/27/04       0.32

06/28/04       0.33

06/29/04       0.33

06/30/04       0.34




[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
BURNHAM U.S. GOVERNMENT MONEY MARKET FUND

01/01/04       0.28

01/02/04       0.27

01/03/04       0.26

01/04/04       0.25

01/05/04       0.25

01/06/04       0.25

01/07/04       0.26

01/08/04       0.28

01/09/04       0.28

01/10/04       0.27

01/11/04       0.27

01/12/04       0.27

01/13/04       0.27

01/14/04       0.27

01/15/04       0.28

01/16/04       0.28

01/17/04       0.29

01/18/04       0.29

01/19/04       0.29

01/20/04        0.3

01/21/04       0.31

01/22/04       0.31

01/23/04       0.31

01/24/04       0.31

01/25/04       0.31

01/26/04       0.31

01/27/04        0.3

01/28/04        0.3

01/29/04       0.31

01/30/04       0.31

01/31/04       0.31

02/01/04       0.31

02/02/04       0.31

02/03/04       0.31

02/04/04       0.31

02/05/04        0.3

02/06/04        0.3

02/07/04        0.3

02/08/04        0.3

02/09/04        0.3

02/10/04        0.3

02/11/04        0.3

02/12/04        0.3

02/13/04        0.3

02/14/04       0.31
02/15/04       0.31

02/16/04       0.31

02/17/04       0.32

02/18/04       0.33

02/19/04       0.33

02/20/04       0.33

02/21/04       0.32

02/22/04       0.32

02/23/04       0.32

02/24/04       0.31

02/25/04       0.31

02/26/04        0.3

02/27/04       0.31

02/28/04       0.31

02/29/04       0.31

03/01/04       0.31

03/02/04       0.31

03/03/04       0.32

03/04/04       0.32

03/05/04       0.32

03/06/04       0.32

03/07/04       0.32

03/08/04       0.32

03/09/04       0.32

03/10/04       0.32

03/11/04       0.32

03/12/04       0.32

03/13/04       0.32

03/14/04       0.32

03/15/04       0.33

03/16/04       0.33

03/17/04       0.33

03/18/04       0.33

03/19/04       0.33

03/20/04       0.33

03/21/04       0.33

03/22/04       0.32

03/23/04       0.32

03/24/04       0.32

03/25/04       0.32

03/26/04       0.32

03/27/04       0.32

03/28/04       0.32

03/29/04       0.33

03/30/04       0.33

03/31/04       0.33

04/01/04       0.33

04/02/04       0.33

04/03/04       0.33

04/04/04       0.32

04/05/04       0.32

04/06/04       0.32

04/07/04       0.33

04/08/04       0.33

04/09/04       0.33

04/10/04       0.33

04/11/04       0.34

04/12/04       0.34

04/13/04       0.34

04/14/04       0.33

04/15/04       0.34

04/16/04       0.33

04/17/04       0.33

04/18/04       0.33

04/19/04       0.33

04/20/04       0.33

04/21/04       0.32

04/22/04       0.32

04/23/04       0.32

04/24/04       0.31

04/25/04       0.31

04/26/04       0.31

04/27/04       0.32

04/28/04       0.32

04/29/04       0.33

04/30/04       0.33

05/01/04       0.33

05/02/04       0.34

05/03/04       0.33

05/04/04       0.33

05/05/04       0.32

05/06/04       0.31

05/07/04       0.31

05/08/04        0.3

05/09/04        0.3

05/10/04        0.3

05/11/04       0.29

05/12/04       0.29

05/13/04       0.28

05/14/04       0.28

05/15/04       0.28

05/16/04       0.28

05/17/04       0.29

05/18/04       0.29

05/19/04        0.3

05/20/04        0.3

05/21/04       0.31

05/22/04       0.31

05/23/04       0.31

05/24/04       0.31

05/25/04       0.31

05/26/04        0.3

05/27/04       0.31

05/28/04       0.31

05/29/04       0.32

05/30/04       0.33

05/31/04       0.32




  IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 7-DAY YIELD AS OF THAT DATE. BECAUSE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.

* THE TABLE DOES REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
[END SIDEBAR]


YIELD AND TOTAL RETURN*
--------------------------------------------------------------------------------


YIELD AND MATURITY --
BURNHAM MONEY MARKET FUND
--------------------------------------------
 Daily yield                           0.38%
--------------------------------------------
 7-day effective yield                 0.34%
--------------------------------------------
 30-day effective yield                0.30%
--------------------------------------------
 Weighted average days to maturity       45
--------------------------------------------


AVERAGE ANNUAL RETURN --
BURNHAM MONEY MARKET FUND
--------------------------------------------
 One year                              0.25%
--------------------------------------------
 Three years                           0.86%
--------------------------------------------
 Five years                            2.54%
--------------------------------------------
 Since inception                       2.59%
--------------------------------------------


CUMULATIVE TOTAL RETURN --
BURNHAM MONEY MARKET FUND
--------------------------------------------
 One year                           0.25%
--------------------------------------------
 Three years                        2.60%
--------------------------------------------
 Five years                        13.34%
--------------------------------------------
 Since inception                   14.10%
--------------------------------------------

YIELD AND MATURITY -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
--------------------------------------------
 Daily yield                        0.44%
--------------------------------------------
 7-day effective yield              0.37%
--------------------------------------------
 30-day effective yield             0.32%
--------------------------------------------
 Weighted average days to maturity    30
--------------------------------------------


AVERAGE ANNUAL RETURN -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
--------------------------------------------
 One year                           0.32%
--------------------------------------------
 Three years                        0.89%
--------------------------------------------
 Since inception                    2.43%
--------------------------------------------


CUMULATIVE TOTAL RETURN -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
--------------------------------------------
 One year                           0.32%
--------------------------------------------
 Three years                        2.70%
--------------------------------------------
 Since inception                   11.79%
--------------------------------------------



                                                           MONEY MARKET FUNDS 11

THE
FINANCIAL PAGES


ABOUT THE INFORMATION IN THIS SECTION
On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the past year as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the financial statements: a reader won't be able to gain an accurate understanding of the financial information without reading the text and notes.


 ABOUT THE FUNDS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The funds are part of Burnham Investors Trust, a Delaware statutory trust. The trust is registered with the U.S. Securities and Exchange Commission as an open-end investment company, commonly known as a mutual fund. Each fund is a diversified series of the trust, with the exception of Burnham Financial Industries Fund, which is non-diversified.

Except for Burnham Fund, the funds began operations after the creation of the trust on August 20, 1998. Burnham Fund was created in 1975 and was reorganized from a Maryland corporation to a series of the trust on April 30, 1999.


ADMINISTRATION
The following entities handle the funds' main activities:

  ADVISER/ADMINISTRATOR
  Burnham Asset Management Corporation
  1325 Avenue of the Americas
  New York, NY 10019

  MANAGES EACH FUND'S ASSETS, EITHER DIRECTLY OR BY CHOOSING A SUBADVISER, PROVIDES OFFICES AND PERSONNEL, AND SUPERVISES NON-INVESTMENT-RELATED OPERATIONS.

  DISTRIBUTOR
  Burnham Securities Incorporated
  1325 Avenue of the Americas
  New York, NY 10019

  UNDER THE FUNDS' 12B-1 PLANS, THE DISTRIBUTOR MUST USE ITS BEST EFFORTS TO SELL SHARES OF EACH FUND AND SHARE CLASS.

  TRANSFER AGENT
  PFPC Inc.
  760 Moore Road
  King of Prussia, PA 19406

  HANDLES TRANSACTIONS IN FUND SHARES.

  CUSTODIAN
  PFPC Trust Co.
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  HOLDS AND SETTLES THE FUNDS' SECURITIES.

  LEGAL COUNSEL
  Wilmer Cutler Pickering Hale and Dorr LLP
  60 State Street
  Boston, MA 02109

  OVERSEES LEGAL AFFAIRS FOR THE TRUST.


SHARE CLASSES
The funds offer share classes, as follows:

O ONE SHARE CLASS, WITHOUT REDEMPTION FEE

  BURNHAM MONEY MARKET FUND
  BURNHAM U.S. GOVERNMENT MONEY MARKET FUND

O TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF 5.00%
  AND CLASS B HAVING A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%:

  BURNHAM FINANCIAL SERVICES FUND

O TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF 5.00%
  AND CLASS C HAVING A MAXIMUM BACK END SALES CHARGE OF 1.00%:

  BURNHAM FINANCIAL INDUSTRIES FUND

O THREE SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF 5.00%,
  CLASS B HAVING A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00% AND CLASS C HAVING A MAXIMUM BACK END SALES CHARGE OF 1.00%:


  BURNHAM FUND

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

The CDSC on Class C shares declines to zero after the first year and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class. The trust may issue any number of shares of each fund and class.


DISTRIBUTIONS TO SHAREHOLDERS
Each fund distributes its net investment income and net realized capital gains to shareholders every year. The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

Burnham Money Market Fund and Burnham U.S. Government Money Market Fund expect to declare income distributions daily and pay them monthly; Burnham Fund, Burnham Financial Services Fund and Burnham Financial Industries Fund expect to declare and pay income distributions once a year. Except for the money market funds, which are not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this




12 FINANCIAL PAGES
report. These policies are consistent with generally accepted accounting principles for U.S. mutual funds.

VALUING SECURITIES
The funds use these methods to value portfolio securities:

   STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price ("NOCP") on the valuation date. Any equities that didn't trade that day are valued at the last available bid price.

   BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

   MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund. The Burnham Money Market Fund and the Burnham U.S. Government Money Market Fund value them at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

   REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the trustees' credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. Government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.

   OPTIONS may be written by the non-money market funds to manage exposure to certain changes in markets. When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability. The fund subsequently marks-to-market the liability, to reflect the option's current value. The potential risk to the funds is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

   Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and for written options.


   FAIR VALUE PRICING
   Each Fund (other than the Money Market Funds) values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available or if market quotations may be unreliable, a fund may value its securities by a method that the Trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. The Money Market Funds value the securities in the portfolios using amortized cost, which approximates cost, which approximates market value, in accordance with a rule of the Securities and Exchange Commission.

   ACCOUNTING FOR PORTFOLIO TRANSACTIONS
   The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

   DISTRIBUTIONS AND TAXES
   The funds record distributions on the ex-dividend date.

   On occasion, a fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. The fund would only make reclassifications consistent with federal tax regulations.

   AFFILIATED PARTIES
   Certain trustees and officers of the trust may also be trustees, officers and/or employees of the adviser, administrator, or distributor. The trust paid only trustees not currently affiliated with the trust. None of the trust's officers received any compensation from the trust.

   EXPENSES
   Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

   USE OF MANAGEMENT ESTIMATES
   Management has had to make certain estimates and assumptions in computing net asset value and preparing the financial statements, so the actual cash amounts received or paid for a fund's assets, liabilities, income, and other items may ultimately differ from what is shown here.

   SECURITIES LENDING
   The Fund may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

   When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The Fund will bear the risk of loss with respect to the investment of cash collateral.

                                                              FINANCIAL PAGES 13

ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages. These statements cover the funds' activities over the report period and show where each fund stood as of the last day of the period (in this case, June 30, 2004). The financials appear on a fund-by-fund basis, with the funds in the same order as in the performance discussions earlier in this report.


PORTFOLIO HOLDINGS
Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped. The groupings that we use are based on those used by Standard & Poor's, with minor modifications. The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.


STATEMENT OF ASSETS AND LIABILITIES
Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date. We present each fund's total assets and its total liabilities; the difference between the two is the fund's net assets.


STATEMENT OF OPERATIONS
The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).


STATEMENT OF CHANGES IN NET ASSETS
Three major factors determine the size of a mutual fund's assets: the performance of its investments, how much money investors put in or take out, and amounts paid out in dividends. Each fund's Statement of Changes in Net Assets reflects both of these factors (along with other factors that affect asset size), showing the overall change in a fund's size from the beginning of the report period to the end.


FINANCIAL HIGHLIGHTS These show, in summary form, each fund's performance for the past five years (or less, in the case of new funds). In semiannual reports, there are also figures for the six-month report period. The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions and excluding all sales charges. The Financial Highlights tables in these reports are substantially the same as those appearing in the current prospectus for these funds.




   RISKS NOT REFLECTED IN BALANCE SHEETS
--------------------------------------------------------------------------------

   EXCEPT FOR THE TWO MONEY MARKET FUNDS, THE FUNDS HAVE THE ABILITY TO USE VARIOUS TECHNIQUES AND SECURITIES THAT MAY AFFECT A FUND'S INVESTMENT RESULTS AND RISK PROFILE IN WAYS THAT ARE NOT REFLECTED ON ITS BALANCE SHEET. THESE INCLUDE BOTH WRITTEN AND PURCHASED OPTIONS. TO ACCURATELY ASSESS THE POTENTIAL IMPACT OF THESE INVESTMENTS ON THE FUND, IT'S NECESSARY TO CONSIDER NOT JUST THE FINANCIAL INSTRUMENTS THEMSELVES BUT ALL RELATED AND OFFSETTING POSITIONS THE FUND MAY HOLD.




14 FINANCIAL PAGES

Burnham Fund
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                    NUMBER OF
                                     SHARES           VALUE
---------------------------------------------------------------
COMMON STOCKS  98.84%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY  11.69%
HOTELS, RESORTS & CRUISE LINES  2.23%
 o Caesars Entertainment, Inc.       100,000    $    1,500,000
   Royal Caribbean Cruises Ltd.       30,000         1,302,300
                                                ---------------
                                                     2,802,300
                                                ---------------
LEISURE PRODUCTS  1.26%
 o K2 Inc.                           100,600         1,579,420
                                                ---------------
MOVIES & ENTERTAINMENT  2.57%
 o Liberty Media Corp., Series A 10  100,000           899,000
 o Liberty Media International Inc.,
   Class A                             5,000           185,500
   Viacom Inc., Class B 7,10          60,000         2,143,200
                                                ---------------
                                                     3,227,700
                                                ---------------
RESTAURANTS  2.90%
   McDonald's Corp.                  140,000         3,640,000
                                                ---------------
RETAIL STORES  2.73%
   Wal-Mart Stores, Inc.              65,000         3,429,400
                                                ---------------
TOTAL CONSUMER DISCRETIONARY
(COST: $12,691,055)                                 14,678,820
                                                ---------------
CONSUMER STAPLES  4.71%
PACKAGED FOODS & MEATS  1.49%
 o Dean Foods Co.                     50,000         1,865,500
                                                ---------------
SOFT DRINKS  3.22%
   PepsiCo, Inc.                      75,000         4,041,000
                                                ---------------
TOTAL CONSUMER STAPLES (COST: $4,792,510)            5,906,500
                                                ---------------
ENERGY  12.28%
INTEGRATED OIL & GAS  7.44%
   BP p.l.c. - Sponsored ADR 7,10     50,000         2,678,500
   Exxon Mobil Corp.                 150,000         6,661,500
                                                ---------------
                                                     9,340,000
                                                ---------------
OIL & GAS PIPELINES  3.16%
 o Kinder Morgan Management LLC       59,436         2,185,462
   The Williams Companies, Inc. 10   150,000         1,785,000
                                                ---------------
                                                     3,970,462
                                                ---------------
OIL & GAS EXPLORATION & PRODUCTION  1.68%
   Pioneer Natural Resouces Co.       60,000         2,104,800
                                                ---------------
TOTAL ENERGY (COST: $8,986,915)                     15,415,262
                                                ---------------
FINANCIAL SERVICES  31.97%
BANKS  2.63%
   Bank One Corp.                     30,000         1,530,000
   The Bank of New York Co., Inc. 7   60,000         1,768,800
                                                ---------------
                                                     3,298,800
                                                ---------------

                                    NUMBER OF
                                     SHARES           VALUE
---------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES  10.52%
   American Express Co. 10           100,000    $    5,138,000
   Citigroup Inc.                    115,000         5,347,500
   J.P. Morgan Chase & Co. 10         70,000         2,713,900
                                                ---------------
                                                    13,199,400
                                                ---------------
INSURANCE  7.45%
   American International Group, Inc. 40,000         2,851,200
 o Berkshire Hathaway Inc., Class B    1,000         2,955,000
   MetLife, Inc.                      60,000         2,151,000
   Prudential Financial, Inc. 7       30,000         1,394,100
                                                ---------------
                                                     9,351,300
                                                ---------------
INVESTMENT BANKING & BROKERAGE  2.35%
   The Bear Stearns Cos. Inc.         35,000         2,950,850
                                                ---------------
MORTGAGE BANKING  0.47%
   Fieldstone Investment Corp. c      37,500           590,625
                                                ---------------
REAL ESTATE INVESTMENT TRUSTS  1.93%
   Archstone-Smith Trust              35,000         1,026,550
   New Plan Excel Realty Trust        60,000         1,401,600
                                                ---------------
                                                     2,428,150
                                                ---------------
SAVINGS AND LOAN COMPANIES  6.62%
   GreenPoint Financial Corp.         50,000         1,985,000
   Hudson City Bancorp, Inc.          30,000         1,003,200
   New York Community Bancorp Inc. 10 80,000         1,570,400
   Sovereign Bancorp, Inc. 10        170,000         3,757,000
                                                ---------------
                                                     8,315,600
                                                ---------------
TOTAL FINANCIAL (COST: $32,217,528)                 40,134,725
                                                ---------------
HEALTH CARE  12.39%
BIOTECHNOLOGY  0.87%
 o Amgen, Inc. 10                     20,000         1,091,400
                                                ---------------
HEALTH CARE EQUIPMENT  2.81%
 o Boston Scientific Corp.            50,000         2,140,000
 o Hospira, Inc.                      50,000         1,380,000
                                                ---------------
                                                     3,520,000
                                                ---------------
HEALTH CARE SERVICES  1.89%
 o Express Scripts, Inc. 7            30,000         2,376,900
                                                ---------------
PHARMACEUTICALS  6.82%
   Eli Lilly and Co.                  25,000         1,747,750
   Johnson & Johnson                  30,000         1,671,000
   Pfizer Inc.                       150,000         5,142,000
                                                ---------------
                                                     8,560,750
                                                ---------------
TOTAL HEALTH CARE (COST: $11,594,422)               15,549,050
                                                ---------------
INDUSTRIALS  3.22%
INDUSTRIAL CONGLOMERATES  2.58%
   General Electric Co.              100,000         3,240,000
                                                ---------------
RAILROADS  0.64%
   Norfolk Southern Corp.             30,000           795,600
                                                ---------------
TOTAL INDUSTRIALS (COST: $3,413,634)                 4,035,600
                                                ---------------



SEE NOTES TO FINANCIAL STATEMENTS                                BURNHAM FUND 15

Burnham Fund CONTINUED
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                    NUMBER OF
                                     SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  CONTINUED

INFORMATION TECHNOLOGY  19.69%
COMMUNICATIONS EQUIPMENT  1.89%
 o Cisco Systems, Inc. 10            100,000    $    2,370,000
                                                ---------------
COMPUTER HARDWARE  4.59%
 o Dell, Inc.                         50,000         1,791,000
   International Business Machines
   Corp.                              45,000         3,966,750
                                                ---------------
                                                     5,757,750
                                                ---------------
DATA PROCESSING & OUTSOURCED SERVICES  2.13%
   First Data Corp.                   60,000         2,671,200
                                                ---------------
HOME ENTERTAINMENT SOFTWARE  1.37%
 o Midway Games Inc.                 150,000         1,728,000
                                                ---------------
INTERNET RETAIL  3.57%
 o eBay Inc. 10                       25,000         2,298,750
 o Yahoo!, Inc. 10                    60,000         2,179,800
                                                ---------------
                                                     4,478,550
                                                ---------------
SEMICONDUCTORS  3.30%
   Intel Corp. 10                    150,000         4,140,000
                                                ---------------
SYSTEMS SOFTWARE  2.84%
   Microsoft Corp. 10                125,000         3,570,000
                                                ---------------
TOTAL INFORMATION TECHNOLOGY (COST: $18,610,467)    24,715,500
                                                ---------------
MATERIALS  0.89%
PAPER PRODUCTS  0.89%
   International Paper Co. 10         25,000         1,117,500
                                                ---------------
TOTAL MATERIALS (COST: $1,011,970)                   1,117,500
                                                ---------------
UTILITIES  2.00%
ELECTRIC UTILITIES  1.58%
 o AES Corp.                         200,000         1,986,000
                                                ---------------
GAS UTILITIES  0.42%
 o Southern Union Co.                 25,000           527,000
                                                ---------------
TOTAL UTILITIES (COST: $2,363,053)                   2,513,000
                                                ---------------
TOTAL COMMON STOCKS (COST: $95,681,554)            124,065,957
                                                ---------------
                                      FACE
                                      VALUE
                                    --------

SHORT-TERM INSTRUMENTS B  22.15%

TIME DEPOSIT  1.13%
   Chase Manhattan Bank a
   1.25% 7/01/04                   1,413,339         1,413,339
                                                ---------------
TOTAL TIME DEPOSIT (COST: $1,413,339)                1,413,339
                                                ---------------


                                      FACE
                                      VALUE           VALUE
----------------------------------------------------------------
FLOATING RATE NOTE  8.08%
   Merrill Lynch a
   1.63% 7/06/04                 $ 3,125,000    $    3,125,000
   Merrill Lynch a
   1.63% 7/14/04                     117,674           117,674
   Merrill Lynch a
   1.63% 7/28/04                   1,074,339         1,074,339
   Morgan Stanley a
   1.58% 3/24/05                   2,759,169         2,759,169
   Natexis Banques a
   1.60% 12/13/04                  2,094,305         2,094,305
   Natexis Banques a
   1.55% 1/19/05                     972,606           972,606
                                                ---------------
TOTAL FLOATING RATE NOTE
(COST: $10,143,093)                                 10,143,093
                                                ---------------
CERTIFICATE OF DEPOSIT 2.52%
   Fortis Bank a
   1.78% 6/06/05                   2,514,268         2,514,268
   Fortis Bank a
   2.06% 6/08/05                     646,655           646,655
                                                ---------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $3,160,923)      3,160,923
                                                ---------------
ASSET BACKED COMMERCIAL PAPER  3.79%
   Concord Minutemen Capital Co., LLC a
   1.23% 7/12/04                   2,391,962         2,391,962
   Grampian Funding a
   1.20% 7/13/04                     359,643           359,643
   Victory Receivable a
   1.23% 7/19/04                   2,006,520         2,006,520
                                                ---------------
TOTAL ASSET BACKED COMMERCIAL PAPER
(COST: $4,758,125)                                   4,758,125
                                                ---------------
DISCOUNT COMMERCIAL PAPER  1.82%
   San Paolo Financial
   1.44% 7/01/04                   2,289,000         2,289,000
                                                ---------------
TOTAL DISCOUNT COMMERCIAL PAPER
(COST: $2,289,000)                                   2,289,000
                                                ---------------
INSTITUTIONAL MONEY MARKET TRUST  4.81%
   PNC Institutional Money Market Trust a
   1.35% 7/01/04                   6,034,694         6,034,694
                                                ---------------
TOTAL INSTITUTIONAL MONEY MARKET TRUST
(COST: $6,034,694)                                   6,034,694
                                                ---------------
TOTAL SHORT-TERM INSTRUMENTS B
(COST: $27,799,174)                                 27,799,174
                                                ---------------



16 BURNHAM FUND                                SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------


                                    NUMBER OF
                                    CONTRACTS        VALUE
---------------------------------------------------------------


 CALL OPTIONS WRITTEN  (0.03)%
   BP p.l.c Call
   @ 55 due Jul 04                       100    $       (2,000)
                                                ---------------
   Express Scripts, Inc. Call
   @ 85 due Aug 04                       100            (5,500)
                                                ---------------
   Prudential Financial, Inc. Call
   @ 50 due Sep 04                       300           (18,000)
                                                ---------------
   The Bank of New York Co., Inc. Call
   @ 32.5 due Oct 04                     200            (7,000)
                                                ---------------
   Viacom Inc., Class B Call
   @ 40 due Dec 04                       100            (8,500)
                                                ---------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $104,496)                          (41,000)
                                                ---------------



----------------------------------------------------------------
 Total Investments  120.99%
 (COST $123,480,728)                            $   151,865,131

 Call options written  (0.03)%
 (PREMIUMS RECEIVED $104,496)                          (41,000)

 Liabilities, less cash and other assets  (20.96)%
                                                   (26,302,667)
                                                ---------------

 Net Assets  100.00%                            $  125,521,464
                                                ===============



   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT JUNE 30, 2004, BASED ON SECURITIES OWNED, WAS $123,480,728. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $29,234,401 AND $(849,998) RESPECTIVELY.

O   INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
A   THIS SECURITY IS THE ACTUAL COLLATERAL USED IN SECURITY LENDING.
B THE 22.15% INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITY LENDING. NOT INCLUDING
    THE COLLATERAL, THE PERCENTAGE WOULD BE 1.82%.
C SECURITY EXEMPT FROM REGISTRATION PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, AS AMENDED.



SEE NOTES TO FINANCIAL STATEMENTS                                BURNHAM FUND 17

Burnham Financial Services Fund
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                    NUMBER OF
                                     SHARES           VALUE
----------------------------------------------------------------



COMMON STOCKS  92.03%
(PERCENTAGE OF NET ASSETS)

BANKS  20.79%
ASSET MANAGEMENT & CUSTODY BANKS  4.39%
   Mellon Financial Corp. 7          175,000    $    5,132,750
   The Bank of New York Co., Inc. 7  185,000         5,453,800
                                                ---------------
                                                    10,586,550
                                                ---------------
DIVERSIFIED BANKS  4.68%
   Bank of America Corp. 7o           52,250         4,421,395
   Comerica Inc. 7, 10                75,000         4,116,000
   U.S. Bancorp 7                    100,000         2,756,000
                                                ---------------
                                                    11,293,395
                                                ---------------
REGIONAL BANKS  11.72%
   Alliance Financial Corp.           51,000         1,428,510
   Bancorp Rhode Island, Inc.        114,100         4,016,320
   Bridge Street Financial, Inc.     163,100         2,226,315
   Capital Bank Corp.                 20,000           327,800
 o Cardinal Financial Corp.          231,100         2,091,455
   City National Corp. 7              25,000         1,642,500
 o Connecticut Bank & Trust Co.      130,000         2,008,500
   Hudson United Bancorp 7            50,000         1,864,000
   Interchange Financial Services
   Corp.                              63,000         1,567,440
   Sterling Bancorp                   65,000         1,795,300
 o Texas Capital Bancshares, Inc.     42,000           697,200
   U.S.B. Holding Co., Inc.          297,700         6,823,284
   Wainright Bank & Trust Co.         89,870         1,082,035
   West Coast Bancorp                 32,100           688,224
                                                ---------------
                                                    28,258,883
                                                ---------------
TOTAL BANKS (COST: $44,601,052)                     50,138,828
                                                ---------------
DIVERSIFIED FINANCIALS  25.05%
CONSUMER FINANCE  3.59%
   MBNA Corp. 7                      115,000         2,965,850
 o Providian Financial Corp. 7       387,500         5,684,625
                                                ---------------
                                                     8,650,475
                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  3.66%
   Citigroup Inc. 7                  190,000         8,835,000
                                                ---------------
INSURANCE-PROPERTY & CASUALTY  4.51%
 o Conseco, Inc. 7                   120,000         2,388,000
   Radian Group Inc. 7               100,000         4,790,000
   The PMI Group, Inc. 7              85,000         3,699,200
                                                ---------------
                                                    10,877,200
                                                ---------------
INVESTMENT BANKING & BROKERAGE  10.49%
 o Ameritrade Holding Corp. 7        820,000         9,307,000
 o E*TRADE Financial Corp. 7         315,000         3,512,250
   Friedman, Billings, Ramsey
   Group, Inc. 7                     200,000         3,958,000
   Merrill Lynch & Co., Inc. 7        65,000         3,508,700
   Morgan Stanley 7                   95,000         5,013,150
                                                ---------------
                                                    25,299,100
                                                ---------------

                                    NUMBER OF
                                     SHARES           VALUE
----------------------------------------------------------------

MORTGAGE BANKING  2.70%
   Fieldstone Investment Corp. c     412,500    $    6,496,875
                                                ---------------
UNREGISTERED INVESTMENT COMPANY  0.10%
 o Peregrine Holdings LLC (Restricted)250,000          247,980
                                                ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $63,787,125)    60,406,630
                                                ---------------
INFORMATION TECHNOLOGY  1.69%
Data Processing & Outsourced Services  0.70%
   Paychex, Inc. 7                    50,000         1,694,000
                                                ---------------
INTERNET SOFTWARE & SERVICES  0.99%
 o eSpeed Inc., Class A 7            135,000         2,382,750
                                                ---------------
TOTAL INFORMATION TECHNOLOGY (COST: $4,364,196)      4,076,750
                                                ---------------
SAVINGS AND LOAN COMPANIES  44.50%
SAVINGS AND LOAN COMPANIES--
REGIONAL  44.50%
 o ASB Holding Co. 10                 66,800         1,012,020
   Astoria Financial Corp. 7, 10     185,000         6,767,300
   Atlantic Liberty Financial Corp.   32,000           576,000
 o BankUnited Financial Corp.         97,000         2,502,600
   Capitol Federal Financial 10      100,000         2,990,000
   Central Bancorp, Inc.             113,100         3,788,850
   Charter Financial Corp.           144,000         4,896,000
   Citizens South Banking
     Corp., Inc.                     295,900         3,899,962
   Dime Community Bancshares, Inc.   179,000         3,128,920
   GreenPoint Financial Corp. 7      260,000        10,322,000
   Hudson City Bancorp, Inc. 7       216,500         7,239,760
   MAF Bancorp, Inc. 7               100,000         4,268,000
   New York Community
     Bancorp, Inc. 7                 150,000         2,944,500
   Northwest Bancorp, Inc.            63,091         1,444,784
   People's Bank                     225,000         7,008,750
   Provident Bancorp, Inc.           158,500         1,806,900
   Provident Financial Holdings,
     Inc.                            120,000         2,838,000
   Seacoast Financial Services
     Corp.**                         158,706        5,491,227
 o Service Bancorp, Inc.              18,000           472,500
   Sound Federal Bancorp,  Inc.      236,600         3,175,172
   Sovereign Bancorp, Inc. 7, 10     508,900        11,246,690
   Synergy Financial Group, Inc.     337,497         3,412,095
   Washington Mutual, Inc. 7          25,000           966,000
   Waypoint Financial Corp.          195,400         5,391,086
   Webster Financial Corp. 7, 10     125,000         5,877,500
   Westfield Financial, Inc.          81,000         1,647,540
   Willow Grove Bancorp, Inc.         70,000         1,113,700
   Wilshire Financial Services Group
   Inc.                              116,900         1,086,001
                                                ---------------
                                                   107,313,857
                                                ---------------
TOTAL SAVINGS AND LOAN COMPANIES
(COST: $104,590,503)                               107,313,857
                                                ---------------
TOTAL COMMON STOCKS (COST: $217,342,876)           221,936,065
                                                ---------------


18 FINANCIAL SERVICES FUND                     SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                    NUMBER OF
                                     SHARES           VALUE
--------------------------------------------------------------------------------

WARRANTS  0.00%#

 o Dime Bancorp Inc. Litigation
   Tracking Warrants                  10,000    $        1,100
                                                ---------------
TOTAL WARRANTS (COST: $2,095)                            1,100
                                                ---------------
                                      FACE
                                      VALUE
                                    --------

SHORT-TERM INSTRUMENTS B  13.77%

DISCOUNTED COMMERCIAL PAPER  9.66%
   General Electric Capital Corp.
   1.25% 7/01/04               $  10,000,000        10,000,000
   Lasalle Bank Corp.
   1.35% 7/01/04                   8,000,000         8,000,000
   Prudential Financial Inc.
   1.22% 7/06/04                   5,300,000         5,299,102
                                                ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $23,299,102)                                 23,299,102
                                                ---------------
TIME DEPOSIT  0.09%
   Chase Manhattan Bank a
   1.25% 7/01/04                     216,451           216,451
                                                ---------------
TOTAL TIME DEPOSIT (COST: $216,451)                    216,451
                                                ---------------
INSTITUTIONAL MONEY MARKET TRUST  1.23%
   PNC Bank Institutional Money
   Market Trust a
   1.35% 7/01/04                   2,956,200         2,956,200
                                                ---------------
TOTAL INSTITUTIONAL MONEY MARKET TRUST
(COST: $2,956,200)                                   2,956,200
                                                ---------------
FLOATING RATE NOTE  2.51%
   Morgan Stanley a
   1.58% 3/24/05                   1,182,408         1,182,408
   Naxtexis Banques a
   1.60% 12/13/04                  1,642,939         1,642,939
   Naxtexis Banques a
   1.55% 1/19/05                     203,275           203,275
   Societe Generale North America a
   1.58% 12/08/04                  3,015,243         3,015,243
                                                ---------------
TOTAL FLOATING RATE NOTE
(COST: $6,043,865)                                   6,043,865
                                                ---------------
ASSET BACKED COMMERCIAL PAPER  0.28%
   Victory Receivable a
   1.23% 7/19/04                     688,064           688,064
                                                ---------------
TOTAL ASSET BACKED COMMERCIAL PAPER
(COST: $688,064)                                       688,064
                                                ---------------
TOTAL SHORT-TERM INSTRUMENTS B
(COST: $33,203,682)                                 33,203,682
                                                ---------------

                                                      VALUE
---------------------------------------------------------------
 Total Investments  105.80%
 (COST $250,548,653)                            $  255,140,847

 Call options written  (1.30)%
 (PREMIUMS RECEIVED $5,363,166)                     (3,146,550)

 Liabilities, less cash and other assets (4.50)%   (10,852,154)
                                                ---------------

 Net Assets  100.00%                            $  241,142,143
                                                ===============

                                    NUMBER OF
                                    CONTRACTS
                                    --------

CALL OPTIONS WRITTEN  (1.30)%

   Ameritrade Holding Corp. Calls
     @ 15 due Aug 04                   1,000    $       (5,000)
     @ 10 due Nov 04                     500          (100,000)
     @ 12.5 due Nov 04                   500           (35,000)
     @ 15 due Nov 04                   2,000           (50,000)
     @ 12.5 due Jan 05                 1,000          (115,000)
     @ 15 due Jan 05                   2,200           (77,000)
     @ 17.5 due Jan 05                 1,000           (10,000)
                                                ---------------
                                                      (392,000)
                                                ---------------
   Astoria Financial Corp. Calls
     @ 40 due Jul 04                     450            (4,500)
     @ 35 due Oct 04                     350           (85,750)
     @ 40 due Oct 04                     200            (8,000)
     @ 45 due Oct 04                     250            (1,250)
     @ 40 due Jan 05                     250           (25,000)
                                                ---------------
                                                      (124,500)
                                                ---------------
   Bank of America Corp. Calls*
     @ 45 due Jul 04                     275           (52,250)
     @ 47.5 due Jul 04                   110            (3,300)
     @ 45 due Oct 04                     138           (37,125)
                                                ---------------
                                                       (92,675)
                                                ---------------
   Citigroup Inc. Calls
     @ 55 due Sep 04                     700            (3,500)
     @ 50 due Jan 05                     500           (65,000)
     @ 60 due Jan 05                     700            (3,500)
                                                ---------------
                                                       (72,000)
                                                ---------------
   City National Corp. Call
     @ 65 due Aug 04                     250           (52,500)
                                                ---------------
   Comerica, Inc. Calls
     @ 60 due Jul 04                     250            (1,250)
     @ 55 due Oct 04                     200           (40,000)
                                                ---------------
                                                       (41,250)
                                                ---------------
   Conseco, Inc. Calls
     @ 25 due Sep 04                     450            (4,500)
                                                ---------------

SEE NOTES TO FINANCIAL STATEMENTS                     FINANCIAL SERVICES FUND 19

Burnham Financial Services Fund CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                    NUMBER OF
                                    CONTRACTS        VALUE
----------------------------------------------------------------


CALL OPTIONS WRITTEN CONTINUED

   E*TRADE Financial Corp. Calls
     @ 12.5 due Jul 04                   250    $       (2,500)
     @ 12 due Oct 04                     400           (18,000)
     @ 12.5 due Jan 05                 1,000           (75,000)
     @ 15 due Jan 05                     750           (11,250)
     @ 17.5 due Jan 05                   250            (1,250)
     @ 20 due Jan 05                     500            (2,500)
                                                ---------------
                                                      (110,500)
                                                ---------------
   eSpeed Inc. Calls
     @ 20 due Aug 04                     200            (3,000)
     @ 22.5 due Aug 04                   250            (1,250)
     @ 25 due Aug 04                     250            (5,000)
     @ 20 due Nov 04                     450           (33,750)
     @ 22.5 due Nov 04                   200            (4,000)
                                                ---------------
                                                       (47,000)
                                                ---------------
   Friedman, Billings, Ramsey Group,
   Inc. Calls
     @ 20 due Sep 04                     200            (1,000)
     @ 25 due Sep 04                     200            (1,000)
     @ 22.5 due Dec 04                 1,125          (112,500)
     @ 20 due Jan 05                     475           (87,875)
                                                ---------------
                                                      (202,375)
                                                ---------------
   GreenPoint Financial Corp. Calls
     @ 40 due Jul 04                     250           (20,000)
     @ 50 due Jul 04                     500            (5,000)
     @ 40 due Jan 05                     300           (63,000)
                                                ---------------
                                                       (88,000)
                                                ---------------
   Hudson City Bancorp, Inc. Calls
     @ 40 due Jul 04                     250            (1,250)
     @ 45 due Jul 04                     250            (6,250)
     @ 35 due Oct 04                     150           (12,750)
     @ 45 due Oct 04                      40              (400)
     @ 35 due Jan 05                     300           (45,000)
     @ 40 due Jan 05                     300            (9,000)
                                                ---------------
                                                       (74,650)
                                                ---------------
   Hudson United Bancorp Calls
     @ 45 due Oct 04                     200            (5,000)
     @ 40 due Jan 05                     300           (31,500)
                                                ---------------
                                                       (36,500)
                                                ---------------
   MAF Bancorp, Inc. Calls
     @ 45 due Aug 04                     200            (5,000)
     @ 45 due Feb 05                     300           (39,000)
                                                ---------------
                                                       (44,000)
                                                ---------------
   MBNA Corp. Calls
     @ 30 due Sep 04                     400            (4,000)
     @ 30 due Jan 05                     750           (45,000)
                                                ---------------
                                                       (49,000)
                                                ---------------

                                    NUMBER OF
                                    CONTRACTS        VALUE
----------------------------------------------------------------

   Mellon Financial Corp. Calls
     @ 32.5 due Sep 04                   250    $       (5,000)
     @ 32.5 due Dec 04                   250           (16,250)
     @ 30 due Jan 05                     500           (90,000)
     @ 32.5 due Jan 05                   250           (21,250)
     @ 40 due Jan 05                     500            (7,500)
                                                ---------------
                                                      (140,000)
                                                ---------------
   Merrill Lynch & Co., Inc. Calls
     @ 60 due Jan 05                     200           (32,000)
     @ 65 due Jan 05                     250           (15,000)
     @ 70 due Jan 05                     200            (5,000)
                                                ---------------
                                                       (52,000)
                                                ---------------
   Morgan Stanley Calls
     @ 60 due Jul 04                     250            (1,250)
     @ 65 due Oct 04                     200            (3,000)
     @ 60 due Jan 05                     250           (32,500)
     @ 65 due Jan 05                     250           (10,000)
                                                ---------------
                                                       (46,750)
                                                ---------------
   New York Community Bancorp, Inc. Calls
     @ 35 due Oct 04                     250            (1,250)
     @ 40 due Oct 04                     250            (2,500)
     @ 20 due Jan 05                     400           (58,000)
     @ 22.5 due Jan 05                   300           (19,500)
     @ 25 due Jan 05                     300            (3,000)
                                                ---------------
                                                       (84,250)
                                                ---------------
   Paychex, Inc. Calls
     @ 35 due Sep 04                     250           (23,750)
     @ 37.5 due Sep 04                   250            (6,250)
                                                ---------------
                                                       (30,000)
                                                ---------------
   Providian Financial Corp. Calls
     @ 12.5 due Sep 04                   800          (192,000)
     @ 15 due Sep 04                     800           (60,000)
     @ 12.5 due Jan 05                   800          (256,000)
     @ 15 due Jan 05                     500           (67,500)
     @ 17.5 due Jan 05                   975           (39,000)
                                                ---------------
                                                      (614,500)
                                                ---------------
   Radian Group Inc. Calls
     @ 55 due Aug 04                     250            (1,250)
     @ 60 due Jan 05                     750           (22,500)
                                                ---------------
                                                       (23,750)
                                                ---------------
   Sovereign Bancorp, Inc. Calls
     @ 25 due Jul 04                   1,800            (9,000)
     @ 25 due Oct 04                     500           (12,500)
     @ 22.5 due Jan 05                   200           (28,000)
     @ 25 due Jan 05                   1,000           (60,000)
     @ 30 due Jan 05                     320            (1,600)
                                                ---------------
                                                      (111,100)
                                                ---------------

20 FINANCIAL SERVICES FUND                     SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                    NUMBER OF
                                    CONTRACTS        VALUE
----------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED

   The Bank of New York Co., Inc. Calls
     @ 32.5 due Jul 04                   200    $       (1,000)
     @ 35 due Jul 04                     500            (2,500)
     @ 32.5 due Oct 04                   200            (7,000)
     @ 35 due Oct 04                     200            (2,000)
     @ 32.5 due Jan 05                   250           (18,750)
     @ 35 due Jan 05                     250            (7,500)
     @ 40 due Jan 05                     250            (2,500)
                                                ---------------
                                                       (41,250)
                                                ---------------
   The PMI Group, Inc. Calls
     @ 40 due Jan 05                     600          (330,000)
     @ 45 due Jan 05                     250           (67,500)
                                                ---------------
                                                      (397,500)
                                                ---------------
   U.S. Bancorp Calls
     @ 30 due Sep 04                     250            (3,750)
     @ 32.5 due Sep 04                   200            (3,000)
     @ 30 due Dec 04                     250           (11,250)
     @ 30 due Jan 05                     250           (13,750)
                                                ---------------
                                                       (31,750)
                                                ---------------
   Washington Mutual, Inc. Call
     @ 55 due Jan 05                     250            (1,250)
                                                ---------------
   Webster Financial Corp. Calls
     @ 45 due Jul 04                     150           (30,000)
     @ 50 due Jul 04                     250            (1,250)
     @ 55 due Jul 04                     250            (1,250)
     @ 45 due Oct 04                     350          (108,500)
                                                ---------------
                                                      (141,000)
                                                ---------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $5,363,166)                    (3,146,550)
                                                ---------------



   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT JUNE 30, 2004, BASED ON SECURITIES OWNED, WAS $250,548,653. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $15,799,261 AND $(11,207,067), RESPECTIVELY.


O   INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
A   THIS SECURITY IS THE COLLATERAL USED IN SECURITY LENDING.
B THE 13.77% IS INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITIES LENDING. NOT
    INCLUDING THE COLLATERAL, THE PERCENTAGE WOULD BE 9.66%.
C SECURITY EXEMPT FROM REGISTRATION PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, AS AMENDED.
#   AMOUNT REPRESENTS LESS THAN .01% OF THE NET ASSETS.
* EACH CALL OPTION REPRESENTS 55 SHARES OF BANK OF AMERICA CORP. COMMON STOCK. ** INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED
    SECURITIES IS $5,491,227, REPRESENTING 2.28% OF THE TOTAL NET ASSETS.

SEE NOTES TO FINANCIAL STATEMENTS                     FINANCIAL SERVICES FUND 21

Burnham Financial Industries Fund
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                    NUMBER OF
                                     SHARES           VALUE
----------------------------------------------------------------

COMMON STOCKS  95.49%
(PERCENTAGE OF NET ASSETS)

BANKS  22.46%
ASSET MANAGEMENT & CUSTODY BANKS  10.56%
   Mellon Financial Corp 7             5,000    $      146,650
   Northern Trust Corp. 7             10,000           422,800
   The Bank of New York Co., Inc. 7   10,000           294,800
                                                ---------------
                                                       864,250
                                                ---------------
DIVERSIFIED BANKS  4.44%
   Bank of America Corp. 7             3,000           253,860
   Comerica Inc. 7                     2,000           109,760
                                                ---------------
                                                       363,620
                                                ---------------
REGIONAL BANKS  7.46%
   City National Corp. 7               2,000           131,400
   FirstMerit Corp. 7                  7,500           197,775
   North Fork Bancorporation Inc. 7    5,000           190,250
   The Colonial BancGroup, Inc.        5,000            90,850
                                                ---------------
                                                       610,275
                                                ---------------
TOTAL BANKS (COST: $1,782,801)                       1,838,145
                                                ---------------
DIVERSIFIED FINANCIALS  48.84%
CONSUMER FINANCE  5.93%
   Capital One Financial Corp. 7       2,000           136,760
   MBNA Corp. 7                        5,000           128,950
 o Providian Financial Corp. 7        15,000           220,050
                                                ---------------
                                                       485,760
                                                ---------------
INSURANCE-PROPERTY & CASUALTY  16.44%
 o Conseco, Inc. 7                    10,000           199,000
   Prudential Financial, Inc. 7        5,000           232,350
   Radian Group Inc. 7                10,000           479,000
   The PMI Group, Inc. 7              10,000           435,200
                                                ---------------
                                                     1,345,550
                                                ---------------
INVESTMENT BANKING & BROKERAGE  21.29%
 o Ameritrade Holding Corp. 7         15,000           170,250
   Friedman, Billings, Ramsey
   Group, Inc. 7                       9,500           188,005
   Lehman Brothers Holdings Inc. 7     5,000           376,250
   Merrill Lynch & Co., Inc. 7         7,500           404,850
   Morgan Stanley 7                    5,000           263,850
 o Piper Jaffray Cos. 7                7,500           339,225
                                                ---------------
                                                     1,742,430
                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  5.18%
   CIT Group Inc. 7                    5,000           191,450
   Citigroup Inc. 7                    5,000           232,500
                                                ---------------
                                                       423,950
                                                ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $3,896,318)      3,997,690
                                                ---------------
INFORMATION TECHNOLOGY  4.14%
DATA PROCESSING & OUTSOURCED SERVICES  4.14%
   Paychex, Inc. 7                    10,000           338,800
                                                ---------------
TOTAL INFORMATION TECHNOLOGY (COST: $354,606)          338,800
                                                ---------------

                                    NUMBER OF
                                     SHARES           VALUE
-----------------------------------------------------------------

SAVINGS AND LOAN COMPANIES  20.05%
SAVINGS AND  LOAN COMPANIES--
REGIONAL  20.05%
   Astoria Financial Corp. 7           2,000    $       73,160
   MAF Bancorp, Inc. 7                10,000           426,800
   New York Community Bancorp, Inc. 7  7,500           147,225
   People's Bank                       8,500           264,775
   Sovereign Bancorp, Inc. 7          20,000           442,000
   Washington Mutual, Inc. 7           5,000           193,200
   Webster Financial Corp. 7           2,000            94,040
                                                ---------------
                                                     1,641,200
                                                ---------------
TOTAL SAVINGS AND LOAN COMPANIES
(COST: $1,629,633)                                   1,641,200
                                                ---------------
TOTAL COMMON STOCKS (COST: $7,663,358)               7,815,835
                                                ---------------


--------------------------------------------------------------------------------
 Total Investments  95.49%
 (COST $7,663,358)                              $    7,815,835

 Call options written  (4.01)%
 (PREMIUMS RECEIVED $331,976)                         (328,625)

 Cash and other assets, less liabilities 8.52%         698,032
                                                ---------------

 Net Assets  100.00%                            $    8,185,242
                                                ===============


22 FINANCIAL INDUSTRIES FUND                   SEE NOTES TO FINANCIAL STATEMENTS

Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                    NUMBER OF
                                    CONTRACTS         VALUE
----------------------------------------------------------------

CALL OPTIONS WRITTEN  (4.01)%

   Ameritrade Holding Corp. Calls
     @ 15 due Nov 04                      50    $       (1,250)
     @ 12.5 due Jan 05                    50            (5,750)
     @ 15 due Jan 05                      50            (1,750)
                                                ---------------
                                                        (8,750)
                                                ---------------
   Astoria Financial Corp. Calls
     @ 40 due Jan 05                      20            (2,000)
                                                ---------------
   Bank of America Corp. Calls
     @ 85 due Jan 05                      30           (12,000)
                                                ---------------
   Capital One Financial Corp. Calls
     @ 70 due Jan 05                      20           (11,000)
                                                ---------------
   CIT Group Inc. Calls
     @ 35 due Jan 05                      25           (12,250)
     @ 40 due Jan 05                      25            (5,500)
                                                ---------------
                                                       (17,750)
                                                ---------------
   Citigroup Inc. Calls
     @ 47.5 due Dec 04                    30            (5,700)
     @ 50 due Jan 05                      20            (2,600)
                                                ---------------
                                                        (8,300)
                                                ---------------
   City National Corp. Calls
     @ 65 due Nov 04                      20            (6,800)
                                                ---------------
   Comerica, Inc. Calls
     @ 60 due Oct 04                      20              (700)
                                                ---------------
   Conseco, Inc. Calls
     @ 20 due Dec 04                      50            (8,250)
     @ 20 due Jan 05                      50            (8,500)
                                                ---------------
                                                       (16,750)
                                                ---------------
   FirstMerit Corp. Calls
     @ 25 due Dec 04                      25            (4,375)
                                                ---------------
   Friedman, Billings, Ramsey Group,
   Inc. Calls
     @ 17.5 due Sep 04                    15            (4,125)
     @ 17.5 due Dec 04                    30            (9,300)
     @ 20 due Dec 04                      50            (8,500)
                                                ---------------
                                                       (21,925)
                                                ---------------
   Lehman Brothers Holdings Inc. Calls
     @ 75 due Jan 05                      25           (14,750)
     @ 80 due Jan 05                      25            (9,000)
                                                ---------------
                                                       (23,750)
                                                ---------------
   MAF Bancorp, Inc. Calls
     @ 40 due Nov 04                      50            (4,250)
     @ 45 due Nov 04                      30            (2,700)
                                                ---------------
                                                        (6,950)
                                                ---------------
   MBNA Corp. Calls
     @ 25 due Jan 05                      50           (11,750)
                                                ---------------

                                    NUMBER OF
                                     SHARES           VALUE
----------------------------------------------------------------

   Mellon Financial Corp. Calls
     @ 30 due Jan 05                      20    $       (3,600)
     @ 32.5 due Jan 05                    30            (2,550)
                                                ---------------
                                                        (6,150)
                                                ---------------
   Merrill Lynch & Co., Inc. Calls
     @ 55 due Oct 04                      25            (5,750)
     @ 60 due Jan 05                      20            (3,200)
     @ 65 due Jan 05                      30            (1,800)
                                                ---------------
                                                       (10,750)
                                                ---------------
   Morgan Stanley Calls
     @ 55 due Jan 05                      25            (7,250)
     @ 60 due Jan 05                      25            (3,250)
                                                ---------------
                                                       (10,500)
                                                ---------------
   New York Community Bancorp, Inc. Calls
     @ 20 due Jan 05                      25            (3,625)
     @ 22.5 due Jan 05                    25            (1,625)
     @ 25 due Jan 05                      25              (250)
                                                ---------------
                                                        (5,500)
                                                ---------------
   North Fork Bancorporation Inc. Calls
     @ 37.5 due Nov 04                    20            (4,400)
     @ 40 due Nov 04                      30            (3,300)
                                                ---------------
                                                        (7,700)
                                                ---------------
   Northern Trust Corp. Calls
     @ 45 due Jan 05                      50            (9,250)
     @ 50 due Jan 05                      50            (2,750)
                                                ---------------
                                                       (12,000)
                                                ---------------
   Paychex, Inc. Calls
     @ 35 due Dec 04                      50            (9,250)
     @ 40 due Dec 04                      50            (1,750)
                                                ---------------
                                                       (11,000)
                                                ---------------
   Piper Jaffray Cos. Calls
     @ 50 due Dec 04                      25            (6,375)
     @ 55 due Dec 04                      25            (3,125)
     @ 60 due Dec 04                      25            (1,375)
                                                ---------------
                                                       (10,875)
                                                ---------------
   Providian Financial Corp. Calls
     @ 12.5 due Dec 04                    50           (13,750)
     @ 15 due Jan 05                      50            (6,750)
                                                ---------------
                                                       (20,500)
                                                ---------------
   Prudential Financial, Inc. Calls
     @ 47.5 due Dec 04                    25            (5,750)
     @ 45 due Jan 05                      25            (9,750)
                                                ---------------
                                                       (15,500)
                                                ---------------



SEE NOTES TO FINANCIAL STATEMENTS                   FINANCIAL INDUSTRIES FUND 23

Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                    NUMBER OF
                                    CONTRACTS         VALUE
----------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED

   Radian Group Inc. Calls
     @ 50 due Nov 04                      50    $       (9,250)
     @ 55 due Feb 05                      50            (6,750)
                                                ---------------
                                                       (16,000)
                                                ---------------
   Sovereign Bancorp, Inc. Calls
     @ 22.5 due Oct 04                    30            (3,150)
     @ 22.5 due Jan 05                    50            (7,000)
     @ 25 due Jan 05                      50            (3,000)
                                                ---------------
                                                       (13,150)
                                                ---------------
   The Bank of New York Co., Inc. Calls
     @ 32.5 due Oct 04                    20              (700)
     @ 30 due Jan 05                      30            (5,100)
     @ 32.5 due Jan 05                    50            (3,750)
                                                ---------------
                                                        (9,550)
                                                ---------------
   The PMI Group, Inc. Calls
     @ 45 due Jan 05                      50           (13,500)
     @ 50 due Jan 05                      50            (5,000)
                                                ---------------
                                                       (18,500)
                                                ---------------
   Washington Mutual, Inc. Calls
     @ 42.5 due Jan 05                    50            (5,250)
                                                ---------------
   Webster Financial Corp. Calls
     @ 50 due Jan 05                      20            (2,900)
                                                ---------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $331,976)                         (328,625)
                                                ---------------




   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -----------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT JUNE 30, 2004, BASED ON SECURITIES OWNED, WAS $7,663,358. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $260,222 AND $(107,745), RESPECTIVELY.



O   INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.





24 FINANCIAL INDUSTRIES FUND                   SEE NOTES TO FINANCIAL STATEMENTS

Burnham Money Market Fund
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------


                                      FACE          AMORTIZED
                                      VALUE           COST
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  99.89%

DISCOUNTED COMMERCIAL PAPER  48.18%
   Alliance and Leicester p.l.c.
   1.24% 10/12/04                $2,000,000     $    1,992,904
   Danske Corp.
   1.12% 7/22/04                   2,000,000         1,998,699
   FCAR Owner Trust I
   1.08% 7/15/04                   2,000,000         1,999,160
   General Electric Capital Corp.
   1.06% 9/15/04                   2,500,000         2,494,406
   HBO and Company
   1.06% 7/01/04                   3,000,000         3,000,000
   Lexington Parker
   1.30% 11/10/04                  3,000,000         2,985,700
   Lockhart Funding
   1.13% 8/05/04                   3,000,000         2,996,704
   Louis Dreyfus
   1.11% 7/07/04                   2,795,000         2,794,483
   Market Street Funding
   1.21% 7/14/04                   3,000,000         2,998,689
   Old Slip Funding Corp
   1.19% 8/20/04                   3,000,000         2,995,042
   Societe Generale North America
   1.08% 9/02/04                   1,500,000         1,497,165
   Yorkshire Building
   1.07% 7/06/04                   3,000,000         2,999,554
                                                ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $30,752,506)                                 30,752,506
                                                ---------------
MEDIUM TERM NOTE  3.17%
   Bear Stearns & Co.
   6.63% 10/01/04                  2,000,000         2,026,926
                                                ---------------
TOTAL MEDIUM TERM NOTE (COST: $2,026,926)            2,026,926
                                                ---------------
FLOATING RATE NOTES  7.05%
   Bank of America Corp.
   1.05% 1/28/05                   1,500,000         1,500,000
   Brookville Enterprises
   1.27% 10/01/25                  1,000,000         1,000,000
   Toronto Dominion Bank
   1.10% 9/20/04                   2,000,000         2,000,000
                                                ---------------
TOTAL FLOATING RATE NOTES (COST: $4,500,000)         4,500,000
                                                ---------------
REPURCHASE AGREEMENT  17.08%
 Citigroup Global Markets
 (collateralized by $11,110,000,
 GNMA, 6.50%, 5.50%, 4.50%
 and 6.65% due 02/20/34, 1/20/31,
 12/20/32 and 10/16/33,
 delivery value $10,900,378)
 1.25% due 07/01/04               10,900,000        10,900,000
                                                ---------------
TOTAL REPURCHASE AGREEMENT
(COST: $10,900,000)                                 10,900,000
                                                ---------------

                                      FACE          AMORTIZED
                                      VALUE           COST
-------------------------------------------------------------------------------

TAXABLE MUNICIPAL COMMERCIAL PAPER  2.07%
   Tennessee School Board Authority
   (LOC: Westdeutsche Landesbank)
   1.20% 8/11/04                 $ 1,320,000    $    1,320,000
                                                ---------------
TOTAL TAXABLE MUNICIPAL COMMERCIAL PAPER
(COST: $1,320,000)                                   1,320,000
                                                ---------------
U.S. GOVERNMENT AGENCY NOTE  4.70%
   Federal Home Loan Bank
   2.50% 7/15/05                   1,000,000         1,000,000
   Federal Home Loan Bank
   2.02% 6/08/05                   2,000,000         2,000,000
                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY NOTE
(COST: $3,000,000)                                   3,000,000
                                                ---------------
VARIABLE RATE DEMAND NOTES*  17.64%
   B&V Land Co., L.L.C.,
   (LOC: First Michigan)
   1.35% 9/01/27                     840,000           840,000
   Columbus, GA Development
   Authority Revenue,
   (LOC: Bank of Nova Scotia)
   1.26% 12/01/19                  1,450,000         1,450,000
   FE, L.L.C.,
   (LOC: Bank One)
   1.27% 4/01/28                   1,340,000         1,340,000
   Gilead Friends Church
   (LOC: Fifth Third Bank)
   1.32% 10/01/17                  1,000,000         1,000,000
   Illinois Development Finance
   Authority (Harbortown),
   (LOC: LaSalle National Bank)
   1.42% 12/01/20                  1,400,000         1,400,000
   Maximum Principal
   Amount Camcairn I,
   (LOC: Firstar Bank)
   1.35% 10/01/21                  2,000,000         2,000,000
   Ordeal Properties, L.L.C.,
   (LOC: Key Bank)
   1.35% 10/01/12                  1,490,000         1,490,000
   Shepherd Capital, L.L.C.,
   (LOC: First of America)
   1.42% 9/15/47                     940,000           940,000
   The Wilmington Iron & Metal
   Co., (LOC: Bank One)
   1.32% 8/01/14                     800,000           800,000
                                                ---------------
TOTAL VARIABLE RATE DEMAND NOTES
 (COST: $11,260,000)                                11,260,000
                                                ---------------
TOTAL SHORT-TERM INSTRUMENTS
(COST: $63,759,432)                                 63,759,432
                                                ---------------



--------------------------------------------------------------------------------
 Total Investments  99.89%
 (COST $63,759,432)                             $   63,759,432

 Cash and other assets, less liabilities 0.11%          72,032
                                                ---------------

 Net Assets  100.00%                            $   63,831,464
                                                ===============


   * THE INTEREST RATES DISCLOSED FOR VARIABLE DEMAND NOTES ARE THE CURRENT RATES IN EFFECT FOR JUNE 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS                           MONEY MARKET FUND 25

Burnham U.S. Government Money Market Fund
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------


                                      FACE          AMORTIZED
                                      VALUE           COST
---------------------------------------------------------------

SHORT-TERM INSTRUMENTS B  108.01%

U.S. TREASURY OBLIGATIONS  53.85%
   U.S. Treasury Bills
   0.93% 7/01/04               $  35,000,000    $   35,000,000
   0.94% 7/01/04                  28,000,000        28,000,000
   1.09% 10/07/04                 10,000,000         9,970,464
   U.S. Treasury Notes
   6.00% 8/15/04                   4,000,000         4,024,163
   2.13% 8/31/04 10                4,000,000         4,005,304
   5.88% 11/15/04                 16,000,000        16,270,912
   1.63% 3/31/05                   7,000,000         7,017,688
                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST: $104,288,531)                              104,288,531
                                                ---------------
INSTITUTIONAL MONEY MARKET TRUST  8.05%
   PNC Institutional Money Market Trust a
   1.35% 7/01/04                  15,591,250        15,591,250
                                                ---------------
TOTAL INSTITUTIONAL MONEY MARKET TRUST
(COST: $15,591,250)                                 15,591,250
                                                ---------------
REPURCHASE AGREEMENTS  46.11%
   Citigroup Global Markets
   (collateralized by $42,840,000
   GNMA 7.00%, 4.00%, 3.50%,
   6.50%, 2.10% and 3.75% due
   11/20/25, 5/20/34, 2/20/34, 6/20/09,
   1/20/32 and 5/16/27, respectively,
   and Vende Mortgage Trust 7.75%
   due 5/15/22, delivery value of
   $42,001,458)
   1.25% 7/01/04                  42,000,000        42,000,000
   Goldman Sachs
   (collateralized by $47,300,700
   U.S. Treasury Note 1.625% due
   10/31/05 delivery value
   $47,301,695)
   1.29% 7/01/04                  47,300,000        47,300,000
                                                ---------------
TOTAL REPURCHASE AGREEMENTS
 (COST: $89,300,000)                                89,300,000
                                                ---------------
TOTAL SHORT-TERM INSTRUMENTS B
(COST: $209,179,781)                               209,179,781
                                                ---------------


                                                    AMORTIZED
                                                      COST
----------------------------------------------------------------


 Total Investments  108.01%
 (COST $209,179,781)                            $  209,179,781

 Liabilities, less cash
 and other assets (8.01)%                          (15,505,726)
                                                ---------------

 Net Assets  100.00%                            $  193,674,055
                                                ===============


A   THIS SECURITY IS THE ACTUAL COLLATERAL USED IN SECURITY LENDING.
B THE 108.01% IS INCLUSIVE OF ALL SHORT-TERM INSTRUMENTS, INCLUDING THE COLLATERAL USED IN SECURITIES LENDING. NOT INCLUDING THE COLLATERAL, THE PERCENTAGE WOULD BE 99.96%.


26  U.S. GOVERNMENT MONEY MARKET FUND          SEE NOTES TO FINANCIAL STATEMENTS

                       THIS PAGE INTENTIONALLY LEFT BLANK

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS & LIABILITIES AS OF JUNE 30, 2004 -- UNAUDITED
--------------------------------------------------------------------------------

                                                                       BURNHAM         BURNHAM          BURNHAM         BURNHAM
                                                       BURNHAM        FINANCIAL      FINANCIAL       MONEY MARKET   U.S. GOVERNMENT
                                                        FUND        SERVICES FUND  INDUSTRIES FUND       FUND      MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments:
     Investments at Cost of Unaffiliated Securities  $123,480,728    $244,753,594     $7,663,358     $52,859,432       $119,879,781
     Investments at Cost of Affiliated Securities 12           --       5,795,059             --              --                 --
     Repurchase agreement                                      --              --             --      10,900,000         89,300,000
     Net unrealized appreciation/(depreciation)        28,384,403       4,592,194        152,477              --                 --
                                                     -------------------------------------------------------------------------------
     Total investments at value*                      151,865,131     255,140,847      7,815,835      63,759,432        209,179,781
   Cash in bank                                            28,109         584,609        507,090          99,670             29,918
   Dividends and interest receivable                       60,919         258,461          7,698          64,154            272,791
   Receivable for capital stock sold                       10,467         259,699        192,810              --                 --
   Receivable for investments sold                             --       3,655,306             --              --                 --
   Receivable from investment advisor 5                        --              --             --           3,047                 --
   Prepaid expenses                                         2,937           5,417             --             961              3,689
   Other assets                                                --              --         29,567              --                 --
                                                     -------------------------------------------------------------------------------
   Total assets                                       151,967,563     259,904,339      8,553,000      63,927,264        209,486,179
                                                     -------------------------------------------------------------------------------
LIABILITIES
   Collateral on securities loaned, at value 10        25,510,174       9,904,580             --              --         15,591,250
   Payable for dividend declared                               --             442             --           8,889             27,927
   Payable for fund shares purchased                      107,442       5,363,885             --              --                 --
   Payable for investments purchased                      631,019              --             --              --                 --
   Options written at value** 6                            41,000       3,146,550        328,625              --                 --
   Payable for auditing fees                               10,741          18,036          1,161          14,806             22,822
   Payable for fund accounting fees                         6,239          12,836          6,000           6,000              9,095
   Payable for administration fees 1                       15,458          28,687            805           8,268             22,627
   Payable for investment advisory fees 2                  61,833         153,679          4,840          24,803             62,570
   Payable to investment advisor 5                             --              --             --              --                 --
   Payable for distribution fees and service fees 3        29,157          71,839          1,731              --                 --
   Payable for registration fees                               --              --             --              --              4,327
   Payable for printing fees                                  341          31,723          2,085          12,302             21,521
   Payable for custody fees                                 3,982           9,930          3,964           2,444              9,388
   Accrued expenses and other payables                     28,713          20,009         18,547          18,288             40,597
                                                     -------------------------------------------------------------------------------
   Total liabilities                                   26,446,099      18,762,196        367,758          95,800         15,812,124
                                                     -------------------------------------------------------------------------------
Net assets                                           $125,521,464    $241,142,143     $8,185,242     $63,831,464       $193,674,055
                                                     ===============================================================================

ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                    $92,243,160    $182,652,798     $7,989,565     $63,831,464       $193,674,055
   Accumulated net realized gain on investments         4,550,550      51,289,875         40,525              --                 --
   Undistributed net investment income/(accumulated
     net investment loss)                                 279,855         390,660           (676)             --                 --
   Net unrealized appreciation of investments
     and written options                               28,447,899       6,808,810        155,828              --                 --
                                                     -------------------------------------------------------------------------------
                                                     $125,521,464    $241,142,143     $8,185,242     $63,831,464       $193,674,055
                                                     ===============================================================================
BY SHARE CLASS:
   NET ASSETS
   ---------------------------------------------------------------------------------------------------------------------------------
   Class A:                                          $121,576,872    $202,390,905     $7,645,188     $63,831,464       $193,674,055
   Class B:                                            $3,941,949     $38,751,238            $--             $--                $--
   Class C:                                                $2,643             $--       $540,054             $--                $--
   NAV 4
   ---------------------------------------------------------------------------------------------------------------------------------
   Class A:                                                $27.21          $24.90         $10.47           $1.00              $1.00
   Class B:                                                $27.46          $24.15            $--             $--                 $--
   Class C:                                                $27.13             $--         $10.45             $--                 $--
   CAPITAL SHARES OUTSTANDING 9
   ---------------------------------------------------------------------------------------------------------------------------------
   Class A:                                             4,468,786       8,127,698        730,400      63,831,699        193,674,055
   Class B:                                               143,537       1,604,391             --              --                 --
   Class C:                                                97,396              --         51,691              --                 --

  * THE INVESTMENTS AT MARKET VALUE INCLUDE COLLATERAL FOR SECURITIES OUT ON LOAN FOR THE FOLLOWING AMOUNTS: BURNHAM FUND
    $24,657,639 BURNHAM FINANCIAL SERVICES FUND $9,586,457 AND BURNHAM U.S. GOVERNMENT MONEY MARKET FUND $15,184,066.
 ** THE PAYABLES FOR OPTIONS WRITTEN INCLUDE PREMIUMS RECEIVED FOR THE FOLLOWING AMOUNTS: BURNHAM FUND $104,496 AND
    BURNHAM FINANCIAL SERVICES FUND $5,363,166 AND BURNHAM FINANCIAL INDUSTRIES FUND $331,976.


28 ASSETS & LIABILITIES                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2004-- UNAUDITED
--------------------------------------------------------------------------------


                                                                       BURNHAM        BURNHAM           BURNHAM        BURNHAM
                                                       BURNHAM        FINANCIAL      FINANCIAL        MONEY MARKET  U.S. GOVERNMENT
                                                         FUND       SERVICES FUND  INDUSTRIES FUND        FUND     MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                           $765,663      $2,708,475       $13,465                $--                $--
   Dividends from Affiliated Securities 12                   --          41,823            --                 --                 --
   Interest                                              26,625          68,401           278            318,575            932,179
   Securities lending10 (net of fees)                    25,122           9,767            --                 --             13,509
                                                    --------------------------------------------------------------------------------
   Total income                                         817,410       2,828,466        13,743            318,575            945,688
                                                    --------------------------------------------------------------------------------


EXPENSES
   Administration fees 1                                 96,459         212,340         1,224             42,246            130,825
   Investment advisory fees 2                           383,824       1,183,278         7,362            126,519            359,087
   Service fees (Class B) 3                               5,219          49,717            --                 --                 --
   Service fees (Class C) 3                                   1              --            48                 --                 --
   Distribution fees (Class A) 3                        155,475         342,591         2,391                 --                 --
   Distribution fees (Class B) 3                         15,657         149,149            --                 --                 --
   Distribution fees (Class C) 3                              3              --           142                 --                 --
   Transfer agent fees                                   92,863         177,219         6,671             22,626             10,939
   Audit and legal fees                                  55,859          88,120         3,347             10,341             28,336
   Reports to shareholders                               14,496          74,581         2,085              5,855             41,326
   Trustees' fees and expenses                           12,768          28,886           140              4,295             11,959
   Custodian fees                                        16,767          50,030         3,964              7,195             11,280
   Registration fees and expenses                        10,839          39,736         6,667              7,242              9,886
   Fund accounting expenses                              19,536          45,794         6,000             17,942             27,636
   Miscellaneous expenses                                24,044          42,545         3,945             19,666             32,933
                                                    --------------------------------------------------------------------------------
   Total expenses before recovery                       903,810       2,483,986        43,986            263,927            664,207
   Plus net voluntary
   recovery/(reimbursement) by advisor 5                    --           45,711       (29,567)           (19,320)                --
                                                    --------------------------------------------------------------------------------
   Total expenses after recovery/(reimbursement)        903,810       2,529,697        14,419            244,607            664,207
                                                    --------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                           $(86,400)       $298,769         $(676)           $73,968           $281,481
                                                    ================================================================================


NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND WRITTEN OPTIONS

REALIZED GAIN/(LOSS) FROM SECURITIES AND
WRITTEN OPTIONS TRANSACTIONS: 6
   Proceeds from sales of securities                $44,512,108    $334,405,905      $711,283         $2,000,000       $141,000,000
   Cost of securities sold                          (39,399,126)   (291,423,140)     (667,345)        (2,000,000)      (141,000,000)
                                                    --------------------------------------------------------------------------------
   Total realized gain on investments                 5,112,982      42,982,765        43,938                 --                 --
                                                    --------------------------------------------------------------------------------
   Realized gain/(loss) from
     written options transactions 6                     106,646         966,520        (3,413)                --                 --
                                                    --------------------------------------------------------------------------------
   Net realized gain from securities and
     written options transactions                     5,219,628      43,949,285        40,525                 --                 --
                                                    --------------------------------------------------------------------------------
UNREALIZED APPRECIATION ON INVESTMENTS AND
WRITTEN OPTIONS TRANSACTIONS:
   Beginning of year                                 32,260,152      47,462,330            --                 --                 --
   End of year                                       28,447,899       6,808,810       155,828                 --                 --
                                                    --------------------------------------------------------------------------------
   Net unrealized appreciation/(depreciation)
     of investments
     and written options transactions                (3,812,253)    (40,653,520)      155,828                 --                 --
                                                    --------------------------------------------------------------------------------
   Net realized and unrealized gain on
     investments and written options transactions     1,407,375       3,295,765       196,353                 --                 --
                                                    --------------------------------------------------------------------------------

Net increase in net assets resulting
  from operations                                    $1,320,975      $3,594,534      $195,677            $73,968           $281,481
                                                    ================================================================================

 * THE BURNHAM FINANCIAL INDUSTRIES FUND COMMENCED OPERATIONS ON APRIL 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS                                  OPERATIONS 29

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                     BURNHAM FUND
                                                       FOR THE PERIOD ENDED FOR THE YEAR ENDED
                                                           JUNE 30, 2004       DECEMBER 31,
                                                            (UNAUDITED)            2003
------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income/(loss)                              $(86,400)           $590,578
   Net realized gain from securities and
     options transactions                                   5,219,628           4,792,363
   Unrealized appreciation/(depreciation) of investments   (3,812,253)         18,791,518
                                                         ---------------------------------
   Net increase in net assets
     resulting from operations                              1,320,975          24,174,459
                                                         ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                                                  --            (240,560)
   Class B shares                                                  --                  --
                                                         ---------------------------------
                                                                   --            (240,560)
                                                         ---------------------------------
FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS
   AND WRITTEN OPTIONS TRANSACTIONS:
   Class A shares                                                  --          (3,514,573)
   Class B shares                                                  --            (116,941)
                                                         ---------------------------------
                                                                   --          (3,631,514)
                                                         ---------------------------------
   Total distributions to shareholders                             --          (3,872,074)
                                                         ---------------------------------
   Increase/(decrease) in net assets derived from
     capital share transactions                            (7,047,576)         (8,182,363)
   Redemption fee1 5                                              134                  --
                                                         ---------------------------------
   Increase/(decrease) in net assets for the period        (5,726,467)         12,120,022

NET ASSETS
   Beginning of period                                    131,247,931         119,127,909
                                                         ---------------------------------
END OF PERIOD                                            $125,521,464        $131,247,931
                                                         =================================
UNDISTRIBUTED NET INVESTMENT INCOME/(ACCUMULATED
   NET INVESTMENT LOSS), END OF PERIOD                       $279,855            $366,255
                                                         =================================


                                                            BURNHAM FINANCIAL SERVICES FUND
                                                         FOR THE PERIOD ENDED FOR THE YEAR ENDED
                                                            JUNE 30, 2004       DECEMBER 31,
                                                            (UNAUDITED)            2003
-------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income/(loss)                               $298,769            $439,009
   Net realized gain from securities and
     options transactions                                   43,949,285          23,991,250
   Unrealized appreciation/(depreciation) of investments   (40,653,520)         42,036,131
                                                        -----------------------------------
   Net increase in net assets
     resulting from operations                               3,594,534          66,466,390
                                                        -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                                                   --            (347,118)
   Class B shares                                                   --                  --
                                                        -----------------------------------
                                                                    --            (347,118)
                                                        -----------------------------------
FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS
   AND WRITTEN OPTIONS TRANSACTIONS:
   Class A shares                                                   --         (13,707,649)
   Class B shares                                                   --          (1,833,024)
                                                        -----------------------------------
                                                                    --         (15,540,673)
                                                        -----------------------------------
   Total distributions to shareholders                              --         (15,887,791)
                                                        -----------------------------------
   Increase/(decrease) in net assets derived from
     capital share transactions                            (89,234,441)        196,099,685
   Redemption fee1 5                                                85                  --
                                                        -----------------------------------
   Increase/(decrease) in net assets for the period        (85,639,822)        246,678,284

NET ASSETS
   Beginning of period                                     326,781,965          80,103,681
                                                        -----------------------------------
END OF PERIOD                                             $241,142,143        $326,781,965
                                                        ===================================
UNDISTRIBUTED NET INVESTMENT INCOME/(ACCUMULATED
   NET INVESTMENT LOSS), END OF PERIOD                        $390,660             $91,891
                                                        ===================================




                                                        BURNHAM FINANCIAL
                                                        INDUSTRIES FUND             BURNHAM MONEY MARKET FUND
                                                        OR THE PERIOD ENDED    FOR THE PERIOD ENDED FOR THE YEAR ENDED
                                                          JUNE 30, 2004           JUNE 30, 2004        DECEMBER 31,
                                                          (UNAUDITED)*             (UNAUDITED)             2003
------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income/(loss)                                $(676)                 $73,968            $128,647
   Net realized gain from securities and
     options transactions                                     40,525                       --                  --
   Unrealized appreciation/(depreciation) of investments     155,828                       --                  --
                                                        ----------------------------------------------------------------
   Net increase in net assets
     resulting from operations                               195,677                   73,968             128,647
                                                        ----------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                                                 --                  (75,540)           (127,255)
   Class B shares                                                 --                       --                  --
                                                        ----------------------------------------------------------------
                                                                  --                  (75,540)           (127,255)
                                                        ----------------------------------------------------------------
FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS
   AND WRITTEN OPTIONS TRANSACTIONS:
   Class A shares                                                 --                       --              (1,392)
   Class B shares                                                 --                       --                  --
                                                        ----------------------------------------------------------------
                                                                  --                       --              (1,392)
                                                        ----------------------------------------------------------------
   Total distributions to shareholders                            --                  (75,540)           (128,647)
                                                        ----------------------------------------------------------------
   Increase/(decrease) in net assets derived from
     capital share transactions                            7,989,150               21,846,354           2,059,613
   Redemption fee 15                                             415                       --                  --
                                                        ----------------------------------------------------------------
   Increase/(decrease) in net assets for the period        8,185,242               21,844,782           2,059,613

NET ASSETS
   Beginning of Period                                            --               41,986,682          39,927,069
                                                        ----------------------------------------------------------------
END OF PERIOD                                             $8,185,242              $63,831,464         $41,986,682
                                                        ================================================================
UNDISTRIBUTED NET INVESTMENT INCOME/(ACCUMULATED
   NET INVESTMENT LOSS), END OF PERIOD                         $(676)                     $--              $1,572
                                                        ================================================================



                                                        BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
                                                          FOR THE PERIOD ENDED FOR THE YEAR ENDED
                                                           JUNE 30, 2004           DECEMBER 31,
                                                           (UNAUDITED)                2003
-------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income/(loss)                              $281,481              $580,234
   Net realized gain from securities and
     options transactions                                          --                   399
   Unrealized appreciation/(depreciation) of investments           --                    --
                                                        ------------------------------------
   Net increase in net assets
     resulting from operations                                281,481               580,633
                                                        ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
   Class A shares                                            (282,130)             (580,241)
   Class B shares                                                  --                    --
                                                        ------------------------------------
                                                             (282,130)             (580,241)
                                                        ------------------------------------
FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS
   AND WRITTEN OPTIONS TRANSACTIONS:
   Class A shares                                                  --                    --
   Class B shares                                                  --                    --
                                                        ------------------------------------
                                                                   --                    --
                                                        ------------------------------------
   Total distributions to shareholders                       (282,130)             (580,241)
                                                        ------------------------------------
   Increase/(decrease) in net assets derived from
     capital share transactions                            29,863,980            24,345,576
   Redemption fee 15                                               --                    --
                                                        ------------------------------------
   Increase/(decrease) in net assets for the period        29,863,331            24,345,968

NET ASSETS
   Beginning of period                                    163,810,724           139,464,756
                                                        ------------------------------------
END OF PERIOD                                            $193,674,055          $163,810,724
                                                        ====================================
UNDISTRIBUTED NET INVESTMENT INCOME/(ACCUMULATED
   NET INVESTMENT LOSS), END OF PERIOD                            $--                  $250
                                                        ====================================

 * THE BURNHAM FINANCIAL INDUSTRIES FUND COMMENCED OPERATIONS ON APRIL 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS              PAGES 30-31 CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
--------------------------------------------------------------------------------


Burnham Financial
                                                                     BURNHAM FUND
                                                      ----------------------------------------
                                                       FOR THE PERIOD ENDED FOR THE YEAR ENDED
                                                           JUNE 30, 2004       DECEMBER 31,
                                                            (UNAUDITED)            2003
----------------------------------------------------------------------------------------------
DOLLAR AMOUNTS
CLASS A
   Net proceeds from sale of shares                          $1,527,593          $5,107,417
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                 4,319           3,349,117
   Cost of shares redeemed                                   (8,115,213)        (15,384,929)
                                                        -------------------------------------
NET INCREASE/(DECREASE)                                     $(6,583,301)        $(6,928,395)
                                                        =====================================
CLASS B
   Net proceeds from sale of shares                             $95,469            $425,944
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                    --              98,261
   Cost of shares redeemed                                     (562,344)         (1,778,173)
                                                        -------------------------------------
NET INCREASE/(DECREASE)                                       $(466,875)        $(1,253,968)
                                                        =====================================
CLASS C
   Net proceeds from sale of shares                              $2,600                 $--
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                    --                  --
   Cost of shares redeemed                                           --                  --
                                                        -------------------------------------
NET INCREASE/(DECREASE)                                          $2,600                  $--
                                                        =====================================
NET INCREASE/(DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS                  $(7,047,576)        $(8,182,363)
                                                        =====================================

SHARE TRANSACTIONS
CLASS A
   Shares Sold                                                   55,732             211,679
   Shares issued for reinvestments                                  166             129,439
   Shares redeemed                                             (296,430)           (630,233)
                                                        -------------------------------------
NET INCREASE/(DECREASE)                                        (240,532)           (289,115)
                                                        =====================================
CLASS B
   Shares Sold                                                    3,417              16,811
   Shares issued for reinvestments                                   --               3,736
   Shares redeemed                                              (20,338)            (71,953)
                                                        -------------------------------------
NET INCREASE/(DECREASE)                                         (16,921)            (51,406)
                                                        =====================================
CLASS C
   Shares Sold                                                       97                  --
   Shares issued for reinvestments                                   --                  --
   Shares redeemed                                                   --                  --
                                                        -------------------------------------
NET INCREASE/(DECREASE)                                              97                  --
                                                        =====================================
NET INCREASE/(DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS                     (257,356)           (340,521)
                                                        =====================================




BURNHAM FINANCIAL
                                                                   BURNHAM FINANCIAL SERVICES FUND
                                                      ------------------------------------------------
                                                              FOR THE PERIOD ENDED FOR THE YEAR ENDED
                                                                  JUNE 30, 2004       DECEMBER 31,
                                                                   (UNAUDITED)            2003
------------------------------------------------------------------------------------------------------
DOLLAR AMOUNTS
CLASS A
   Net proceeds from sale of shares                                $64,505,860        $229,373,963
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                          897          12,602,072
   Cost of shares redeemed                                        (154,847,107)        (69,457,258)
                                                     -------------------------------------------------
NET INCREASE/(DECREASE)                                           $(90,340,350)       $172,518,777
                                                     =================================================
CLASS B
   Net proceeds from sale of shares                                 $5,189,298         $25,000,796
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                           --           1,609,406
   Cost of shares redeemed                                          (4,083,389)         (3,029,294)
                                                     -------------------------------------------------
NET INCREASE/(DECREASE)                                             $1,105,909         $23,580,908
                                                     =================================================
CLASS C
   Net proceeds from sale of shares                                        $--                 $--
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                           --                  --
   Cost of shares redeemed                                                  --                  --
                                                     -------------------------------------------------
NET INCREASE/(DECREASE)                                                    $--                 $--
                                                     =================================================
NET INCREASE/(DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS                        $(89,234,441)       $196,099,685
                                                     =================================================

SHARE TRANSACTIONS
CLASS A
   Shares Sold                                                       2,531,602          10,673,386
   Shares issued for reinvestments                                          37             526,093
   Shares redeemed                                                  (6,251,511)         (3,275,429)
                                                     -------------------------------------------------
NET INCREASE/(DECREASE)                                             (3,719,872)          7,924,050
                                                     =================================================
CLASS B
   Shares Sold                                                         211,288           1,179,463
   Shares issued for reinvestments                                          --              69,073
   Shares redeemed                                                    (168,756)           (142,909)
                                                     -------------------------------------------------
NET INCREASE/(DECREASE)                                                 42,532           1,105,627
                                                     =================================================
CLASS C
   Shares Sold                                                              --                  --
   Shares issued for reinvestments                                          --                  --
   Shares redeemed                                                          --                  --
                                                     -------------------------------------------------
NET INCREASE/(DECREASE)                                                     --                  --
                                                     =================================================
NET INCREASE/(DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS                          (3,677,340)          9,029,677
                                                     =================================================






                                                               BURNHAM FINANCIAL
                                                                INDUSTRIES FUND           BURNHAM MONEY MARKET FUND
                                                      -----------------------------------------------------------------------
                                                             FOR THE PERIOD ENDED FOR THE PERIOD ENDED FOR THE YEAR ENDED
                                                                 JUNE 30, 2004        JUNE 30, 2004       DECEMBER 31,
                                                                 (UNAUDITED)*          (UNAUDITED)            2003
-----------------------------------------------------------------------------------------------------------------------------
DOLLAR AMOUNTS
CLASS A
   Net proceeds from sale of shares                                 $7,474,829          $54,365,942        $55,326,722
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                           --               66,648            128,623
   Cost of shares redeemed                                             (20,727)         (32,586,236)       (53,395,732)
                                                     ------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                             $7,454,102          $21,846,354         $2,059,613
                                                     ========================================================================
CLASS B
   Net proceeds from sale of shares                                        $--                  $--                $--
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                           --                   --                 --
   Cost of shares redeemed                                                  --                   --                 --
                                                     ------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                    $--                  $--                $--
                                                     ========================================================================
CLASS C
   Net proceeds from sale of shares                                   $535,048                  $--                $--
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                           --                   --                 --
   Cost of shares redeemed                                                  --                   --                 --
                                                     ------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                               $535,048                  $--                $--
                                                     ========================================================================
Net increase/(decrease) in net assets
   derived from capital share transactions                          $7,989,150          $21,846,354         $2,059,613
                                                     ------------------------------------------------------------------------

SHARE TRANSACTIONS
CLASS A
   Shares Sold                                                         732,410           54,365,942         55,326,722
   Shares issued for reinvestments                                          --               66,648            128,623
   Shares redeemed                                                      (2,010)         (32,586,236)       (53,395,732)
                                                     ------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                730,400           21,846,354          2,059,613
                                                     ========================================================================
CLASS B
   Shares Sold                                                              --                   --                 --
   Shares issued for reinvestments                                          --                   --                 --
   Shares redeemed                                                          --                   --                 --
                                                     ------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                     --                   --                 --
                                                     ========================================================================
CLASS C
   Shares Sold                                                          51,691                   --                 --
   Shares issued for reinvestments                                          --                   --                 --
   Shares redeemed                                                          --                   --                 --
                                                     ------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                 51,691                   --                 --
                                                     ========================================================================
NET INCREASE/(DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS                             782,091           21,846,354          2,059,613
                                                     ========================================================================






                                                             BURNHAM U.S. GOVERNMENT MONEY MARKET
                                                            --------------------------------------
                                                             FOR THE PERIOD ENDED FOR THE YEAR ENDED
                                                                 JUNE 30, 2004       DECEMBER 31,
                                                                  (UNAUDITED)            2003
--------------------------------------------------------------------------------------------------
DOLLAR AMOUNTS
CLASS A
   Net proceeds from sale of shares                               $97,436,528        $113,254,157
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                     254,191             580,241
   Cost of shares redeemed                                        (67,826,739)        (89,488,822)
                                                            --------------------------------------
NET INCREASE/(DECREASE)                                           $29,863,980         $24,345,576
                                                            ======================================
CLASS B
   Net proceeds from sale of shares                                       $--                 $--
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                          --                  --
   Cost of shares redeemed                                                 --                  --
                                                            --------------------------------------
NET INCREASE/(DECREASE)                                                   $--                 $--
                                                            ======================================
CLASS C
   Net proceeds from sale of shares                                       $--                 $--
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                          --                  --
   Cost of shares redeemed                                                 --                  --
                                                            --------------------------------------
NET INCREASE/(DECREASE)                                                   $--                 $--
                                                            ======================================
NET INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
   SHARE TRANSACTIONS                                             $29,863,980         $24,345,576
                                                            --------------------------------------

SHARE TRANSACTIONS
CLASS A
   Shares Sold                                                     97,436,528         113,254,150
   Shares issued for reinvestments                                    254,191             580,241
   Shares redeemed                                                (67,826,739)        (89,488,822)
                                                            --------------------------------------
NET INCREASE/(DECREASE)                                            29,863,980          24,345,569
                                                            ======================================
CLASS B
   Shares Sold                                                             --                  --
   Shares issued for reinvestments                                         --                  --
   Shares redeemed                                                         --                  --
                                                            --------------------------------------
NET INCREASE/(DECREASE)                                                    --                  --
                                                            ======================================
CLASS C
   Shares Sold                                                             --                  --
   Shares issued for reinvestments                                         --                  --
   Shares redeemed                                                         --                  --
                                                            --------------------------------------
NET INCREASE/(DECREASE)                                                    --                  --
                                                            ======================================
NET INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
   SHARE TRANSACTIONS                                              29,863,980          24,345,569
                                                            ======================================

  * THE BURNHAM FINANCIAL INDUSTRIES FUND COMMENCED OPERATIONS ON APRIL 30, 2004.

32-33  CHANGES IN NET ASSETS                   SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                             INCOME FROM INVESTMENT OPERATIONS
                                      ------------------------------------------

                                                      NET GAINS/(LOSS)
                                                        ON SECURITIES
                                                        AND OPTIONS     TOTAL FROM
                    NET ASSET VALUE   NET INVESTMENT   (BOTH REALIZED   INVESTMENT
                  BEGINNING OF PERIOD  INCOME (LOSS)   AND UNREALIZED)  OPERATIONS
------------------------------------------------------------------------------------
BURNHAM FUND
 CLASS A SHARES
 6/30/04 (Unaudited)     $26.94           $(0.01) d         $0.28          $0.27
 12/31/03                 22.85             0.13             4.77           4.90
 12/31/02                 30.65             0.21            (7.25)         (7.04)
 12/31/01                 38.70             0.22            (5.67)         (5.45)
 12/31/00                 41.71             0.05             0.88           0.93
 12/31/99                 34.31             0.06            10.52          10.58

 CLASS B SHARES
 6/30/04 (Unaudited)     $27.30           $(0.12) d         $0.28          $0.16
 12/31/03                 23.27            (0.07)            4.86           4.79
 12/31/02                 31.19             0.01            (7.35)         (7.34)
 12/31/01                 39.36            (0.03)           (5.75)         (5.78)
 12/31/00                 42.66            (0.23)            0.84           0.61
 12/31/99                 35.21            (0.17)           10.70          10.53

 CLASS C SHARES
 6/30/04 (Unaudited)     $26.68           $(0.04) d         $0.49          $0.45

BURNHAM FINANCIAL
SERVICES FUND

 CLASS A SHARES
 6/30/04 (Unaudited)     $24.44            $0.05            $0.41          $0.46
 12/31/03                 18.33             0.07 d           7.36           7.43
 12/31/02                 15.80             0.08 d           2.69           2.77
 12/31/01                 13.93             0.18 d           3.79           3.97
 12/31/00                  9.79             0.06             4.99           5.05
 12/31/99 b               10.00             0.02            (0.21)         (0.19)

 CLASS B SHARES
 6/30/04 (Unaudited)     $23.80           $(0.06)           $0.41          $0.35
 12/31/03                 17.97            (0.09) d          7.21           7.12
 12/31/02                 15.59            (0.05) d          2.62           2.57
 12/31/01                 13.82             0.06 d           3.75           3.81
 12/31/00                  9.75             0.01             4.91           4.92
 12/31/99 b               10.00            (0.00) e         (0.25)         (0.25)

BURNHAM FINANCIAL
INDUSTRIES FUND

 CLASS A SHARES
 6/30/04 (Unaudited) c   $10.00           $(0.00) e         $0.47          $0.47

 CLASS C SHARES
 6/30/04 (Unaudited) c   $10.00           $(0.00) e         $0.45          $0.45





                                    LESS DISTRIBUTIONS
                   ------------------------------------------------------

                                   DISTRIBUTIONS FROM
                                      CAPITAL GAINS
                       DIVIDENDS    (FROM SECURITIES
                       (FROM NET      AND OPTIONS                           REDEMPTION
                  INVESTMENT INCOME)  TRANSACTIONS)   TOTAL DISTRIBUTIONS      FEE
---------------------------------------------------------------------------------------
BURNHAM FUND
 CLASS A SHARES
 6/30/04 (Unaudited)     $    --         $    --          $    --             $0.00 e
 12/31/03                  (0.05)          (0.76)           (0.81)               --
 12/31/02                  (0.18)          (0.58)           (0.76)               --
 12/31/01                  (0.21)          (2.39)           (2.60)               --
 12/31/00                  (0.03)          (3.91)           (3.94)               --
 12/31/99                  (0.10)          (3.08)           (3.18)               --

 CLASS B SHARES
 6/30/04 (Unaudited)     $    --         $    --          $    --               $--
 12/31/03                     --           (0.76)           (0.76)               --
 12/31/02                     --           (0.58)           (0.58)               --
 12/31/01                     --           (2.39)           (2.39)               --
 12/31/00                     --           (3.91)           (3.91)               --
 12/31/99                     --           (3.08)           (3.08)               --

 CLASS C SHARES
 6/30/04 (Unaudited)     $    --         $    --          $    --               $--

BURNHAM FINANCIAL
SERVICES FUND

 CLASS A SHARES
 6/30/04 (Unaudited)     $    --         $    --          $    --             $0.00 e
 12/31/03                  (0.03)          (1.29)           (1.32)               --
 12/31/02                  (0.05)          (0.19)           (0.24)               --
 12/31/01                  (0.13)          (1.97)           (2.10)               --
 12/31/00                  (0.06)          (0.85)           (0.91)               --
 12/31/99 b                (0.02)             --            (0.02)               --

 CLASS B SHARES
 6/30/04 (Unaudited)     $    --         $    --          $    --             $0.00 e
 12/31/03                     --           (1.29)           (1.29)               --
 12/31/02                     --           (0.19)           (0.19)               --
 12/31/01                  (0.07)          (1.97)           (2.04)               --
 12/31/00                     --           (0.85)           (0.85)               --
 12/31/99 b                   --              --               --                --

BURNHAM FINANCIAL
INDUSTRIES FUND

 CLASS A SHARES
 6/30/04 (Unaudited) c   $    --         $    --          $    --             $0.00 e

 CLASS C SHARES
 6/30/04 (Unaudited) c   $    --         $    --          $    --                --




                                                                       RATIOS/SUPPLEMENTAL DATA
                                                     --------------------------------------------------------------
                                                                   RATIO OF TOTAL   RATIO OF TOTAL
                                                                   EXPENSES AFTER   EXPENSES BEFORE
                                                                   REIMBURSEMENT/   REIMBURSEMENT/    RATIO OF NET
                                                      NET ASSETS,     RECOVERY         RECOVERY       INCOME/(LOSS)
                  NET ASSET VALUE                    END OF PERIOD   TO AVERAGE       TO AVERAGE       TO AVERAGE       PORTFOLIO
                   END OF PERIOD   TOTAL RETURN %     (IN 000'S)    NET ASSETS %     NET ASSETS %     NET ASSETS %   TURNOVER RATE %
------------------------------------------------------------------------------------------------------------------------------------
BURNHAM FUND
 CLASS A SHARES
 6/30/04 (Unaudited)    $27.21             1.00       $121,577             1.38 f           1.38 f         (0.11) f         33.4
 12/31/03                26.94            21.60        126,868             1.39             1.39            0.51            91.3
 12/31/02                22.85           (23.14)       114,199             1.39             1.39            0.78            94.1
 12/31/01                30.65           (14.26)       158,459             1.37             1.23            0.64            68.4
 12/31/00                38.70             2.07        194,565             1.34             1.39            0.12            49.6
 12/31/99                41.71            32.71        193,092             1.34             1.44            0.12            42.2

 CLASS B SHARES
 6/30/04 (Unaudited)    $27.46             0.62         $3,942             2.13 f           2.13 f         (0.86) f         33.4
 12/31/03                27.30            20.67          4,380             2.14             2.14           (0.24)           91.3
 12/31/02                23.27           (23.69)         4,929             2.13             2.13            0.05            94.1
 12/31/01                31.19           (14.88)         7,605             2.12             1.98           (0.11)           68.4
 12/31/00                39.36             1.26          7,158             2.09             2.14           (0.63)           49.6
 12/31/99                42.66            31.60          5,101             2.09             2.20           (0.63)           42.2

 CLASS C SHARES
 6/30/04 (Unaudited)    $27.13             1.69             $3             2.13 f           2.13 f         (0.86) f         33.4

BURNHAM FINANCIAL
SERVICES FUND

 CLASS A SHARES
 6/30/04 (Unaudited)    $24.90             1.88       $202,391             1.52f            1.52 f          0.28 f          77.4
 12/31/03                24.44            40.66        289,609             1.60             1.50            0.31           199.9
 12/31/02                18.33            17.55         71,903             1.60             1.60            0.47           219.6
 12/31/01                15.80            29.28         23,710             1.60             1.95            1.12           535.4
 12/31/00                13.93            52.78          7,964             1.60             4.16            0.81           327.5
 12/31/99 b               9.79            (1.90)         2,983             1.60 f           7.42 f          0.69f           89.6

 CLASS B SHARES
 6/30/04 (Unaudited)    $24.15             1.47        $38,751             2.27 f           2.27 f         (0.47) f         77.4
 12/31/03                23.80            39.75         37,173             2.35             2.24           (0.44)          199.9
 12/31/02                17.97            16.50          8,201             2.34             2.34           (0.27)          219.6
 12/31/01                15.59            28.38          2,565             2.34             2.70            0.37           535.4
 12/31/00                13.82            51.62            116             2.35             4.91            0.06           327.5
 12/31/99 b               9.75            (2.50)            56             2.35 f           8.17 f         (0.06) f         89.6

BURNHAM FINANCIAL
INDUSTRIES FUND

 CLASS A SHARES
 6/30/04 (Unaudited) c  $10.47             4.70         $7,645             1.75 f           5.37 f         (0.07) f         16.6

 CLASS C SHARES
 6/30/04 (Unaudited) c  $10.45             4.50           $540             2.45 f           6.07 f         (0.77) f         16.6


34-35  FINANCIAL HIGHLIGHTS                    SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------


                                        INCOME FROM INVESTMENT OPERATIONS
                                   ---------------------------------------------



                                                                       TOTAL FROM
                  NET ASSET VALUE  NET INVESTMENT  NET REALIZED GAIN   INVESTMENT
                BEGINNING OF PERIOD INCOME (LOSS)    ON SECURITIES     OPERATIONS
-------------------------------------------------------------------------------------
BURNHAM MONEY
MARKET FUND
 CLASS A SHARES
 6/30/04 (Unaudited)      $1.00            $0.001      $    --               $0.001
 12/31/03                  1.00             0.003           --                0.003
 12/31/02                  1.00             0.010           --                0.010
 12/31/01                  1.00             0.033           --                0.033
 12/31/00                  1.00             0.055        0.000 i              0.055
 12/31/99 g                1.00             0.028        0.000 i              0.028

BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND
 CLASS A SHARES
 6/30/04 (Unaudited)      $1.00            $0.002      $    --               $0.002
 12/31/03                  1.00             0.004           --                0.004
 12/31/02                  1.00             0.010           --                0.010
 12/31/01                  1.00             0.032           --                0.032
 12/31/00                  1.00             0.053           --                0.053
 12/31/99 h                1.00             0.010           --                0.010





                                     LESS DISTRIBUTIONS
                    ------------------------------------------------------------

                                      DISTRIBUTIONS FROM
                                         CAPITAL GAINS
                          DIVIDENDS    (FROM SHORT-TERM
                          (FROM NET       SECURITIES
                     INVESTMENT INCOME)  TRANSACTIONS)    TOTAL DISTRIBUTIONS
--------------------------------------------------------------------------------



BURNHAM MONEY
MARKET FUND
 CLASS A SHARES
 6/30/04 (Unaudited)          $(0.001)   $     --              $(0.001)
 12/31/03                      (0.003)     (0.000) i            (0.003)
 12/31/02                      (0.010)         --               (0.010)
 12/31/01                      (0.033)         --               (0.033)
 12/31/00                      (0.055)         --               (0.055)
 12/31/99 g                    (0.028)     (0.000) i            (0.028)

BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND
 CLASS A SHARES
 6/30/04 (Unaudited)          $(0.002)   $     --              $(0.002)
 12/31/03                      (0.004)         --               (0.004)
 12/31/02                      (0.010)         --               (0.010)
 12/31/01                      (0.032)         --               (0.032)
 12/31/00                      (0.053)         --               (0.053)
 12/31/99 h                    (0.010)         --               (0.010)








                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                             --------------------------------------------------
                                                                              RATIO OF TOTAL   RATIO OF TOTAL
                                                                              EXPENSES AFTER   EXPENSES BEFORE
                                                                              REIMBURSEMENT/   REIMBURSEMENT/     RATIO OF NET
                                                              NET ASSETS,        RECOVERY         RECOVERY        INCOME/(LOSS)
                         NET ASSET VALUE                     END OF PERIOD      TO AVERAGE       TO AVERAGE        TO AVERAGE
                          END OF PERIOD    TOTAL RETURN %     (IN 000'S)       NET ASSETS %     NET ASSETS %      NET ASSETS %
--------------------------------------------------------------------------------------------------------------------------------
BURNHAM MONEY
MARKET FUND
 CLASS A SHARES
 6/30/04 (Unaudited)          $1.00             0.13          $63,831              0.87 f           0.94 f            0.26 f
 12/31/03                      1.00             0.31           41,987              0.96 j           1.07              0.31
 12/31/02                      1.00             1.00           39,927              0.97             1.15              0.99
 12/31/01                      1.00             3.36           52,749              0.97             0.94              3.36
 12/31/00                      1.00             5.66           53,150              0.97             1.12              5.52
 12/31/99 g                    1.00             2.97           32,911              0.88 f           1.14 f            4.58 f

BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND
 CLASS A SHARES
 6/30/04 (Unaudited)          $1.00             0.16         $193,674              0.74 f           0.74 f            0.31 f
 12/31/03                      1.00             0.39          163,811              0.80             0.79              0.39
 12/31/02                      1.00             1.00          139,465              0.90             0.89              1.00
 12/31/01                      1.00             3.28          140,019              0.87             0.83              3.19
 12/31/00                      1.00             5.57          133,846              0.86             0.88              5.39
 12/31/99 h                    1.00             1.01           83,382              0.75 f           0.86 f            4.66 f

  a TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR, ASSUMES
    DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES.
    TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
  B THE BURNHAM FINANCIAL SERVICES FUND COMMENCED OPERATIONS ON JUNE 7, 1999.
  C THE BURNHAM FINANCIAL INDUSTRIES FUND COMMENCED OPERATIONS ON APRIL 30, 2004.
  D PER SHARE VALUES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
  E LESS THAN $0.01 PER SHARE.
  F ANNUALIZED.
  G THE BURNHAM MONEY MARKET FUND COMMENCED OPERATIONS ON MAY 3, 1999.
  H THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND COMMENCED OPERATIONS ON OCTOBER 13, 1999.
  I LESS THAN $0.001 PER SHARE.
  J EFFECTIVE NOVEMBER 11, 2003, THE FUND'S EXPENSE CAP WAS CHANGED TO 0.87.
    PRIOR TO NOVEMBER 11, 2003, THE FUND'S EXPENSE CAP WAS 0.97.

36-37 FINANCIAL HIGHLIGHTS                     SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

ADMINISTRATIVE FEES
1. BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND, BURNHAM FINANCIAL INDUSTRIES FUND, BURNHAM MONEY MARKET FUND AND BURNHAM U.S. GOVERNMENT MONEY MARKET FUND PAY THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGE OF AVERAGE DAILY NET ASSETS).

MANAGEMENT FEES
2. BURNHAM ASSET MANAGEMENT CORP. SERVES AS THE ADVISOR TO THE FUNDS. THE ADVISOR IS ENTITLED TO A MONTHLY FEE AT AN ANNUAL RATE BASED UPON A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH FUND AT THE FOLLOWING
     RATES:

     BURNHAM FUND                                 0.60%
     BURNHAM FINANCIAL SERVICES FUND              0.75%
     BURNHAM FINANCIAL INDUSTRIES FUND            0.90%
     BURNHAM MONEY MARKET FUND                    0.45%
     BURNHAM U.S. GOVERNMENT MONEY MARKET FUND    0.40%

     THE BURNHAM FINANCIAL INDUSTRIES FUND ADVISER'S BASIC FEE MAY BE ADJUSTED UPWARD OR DOWNWARD (BY UP TO 0.10% OF THE FUND'S AVERAGE DAILY NET ASSETS) DEPENDING ON WHETHER AND TO WHAT EXTENT THE FUND'S PERFORMANCE, FOR THE RELEVANT PERFORMANCE PERIOD, EXCEEDS OR IS EXCEEDED BY THE PERFORMANCE OF THE PHLX/KBW BANK INDEX. THIS PERFORMANCE COMPARISON IS MADE AT THE END OF EACH MONTH.

DISTRIBUTION FEES AND COMMISSIONS
3. THE BURNHAM FUND AND BURNHAM FINANCIAL SERVICES FUND PAY THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25%, 0.75% AND 0.75% OF AVERAGE NET ASSETS FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY. THE BURNHAM FINANCIAL INDUSTRIES FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.30% AND 0.75% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS C SHARES, RESPECTIVELY.

     DURING THE PERIOD ENDED JUNE 30, 2004, THE DISTRIBUTOR EARNED $131,570, $87,188 AND $6,089 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE BURNHAM FUND, THE BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND PORTFOLIOS, RESPECTIVELY.

     THE DISTRIBUTOR ALSO RECEIVED FOR THE BURNHAM FUND, $2,438 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES AND $12,616 IN CDSC PAYMENTS FROM CLASS B SHARES DURING THE PERIOD.

     THE DISTRIBUTOR ALSO RECEIVED FOR THE BURNHAM FINANCIAL SERVICES FUND, $44,867 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES AND RECEIVED THE FOLLOWING FOR CDSC PAYMENTS:

     CLASS A $115,222
     CLASS B $127,121

     THE DISTRIBUTOR ALSO RECEIVED FOR THE BURNHAM FINANCIAL INDUSTRIES FUND, $23,811 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES.

4. FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE WAS $28.64, $26.21 AND $11.02 FOR THE BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND, RESPECTIVELY. THE REDEMPTION PRICE IS NAV. FOR CLASS B AND CLASS C SHARES THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.



EXPENSES
5. THE ADVISOR CURRENTLY LIMITS THE FUNDS' TOTAL EXPENSES TO THE FOLLOWING RATES BASED ON AVERAGE NET ASSETS FOR CLASS A, CLASS B AND CLASS C:

                                         CLASS A    CLASS B    CLASS C
                                         -------    -------    -------
     BURNHAM FUND                         1.39%      2.14%      2.14%
     BURNHAM FINANCIAL SERVICES FUND      1.60%      2.35%       N/A
     BURNHAM FINANCIAL INDUSTRIES FUND    1.75%       N/A       2.45%
     BURNHAM MONEY MARKET FUND            0.87%       N/A        N/A

     PURSUANT TO AN EXPENSE LIMITATION AGREEMENT (THE "AGREEMENT") WITH BURNHAM FINANCIAL INDUSTRIES FUND, AND UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001 REGARDING BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND BURNHAM MONEY MARKET FUND, ANY REDUCTIONS OR REIMBURSEMENTS MADE TO THE FUNDS BY THE ADVISOR DURING THE TERM OF SUCH PLAN OR THE AGREEMENT ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUNDS ARE ABLE TO EFFECT SUCH REIMBURSEMENTS AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS. THIS LIMIT UNDER THE PLAN IS VOLUNTARY AND THE ADVISOR COULD CHANGE OR DISCONTINUE IT AT ANY TIME AND UNDER THE AGREEMENT IS CONTRACTUAL UNTIL AT LEAST APRIL 30, 2005. FOR THE PERIOD ENDED JUNE 30, 2004, THE ADVISOR'S NET RECOUPMENT OR NET REIMBURSEMENT IS AS FOLLOWS:
                         NET           NET        SUBJECT TO
                     RECOUPMENT   REIMBURSEMENT   RECOUPMENT
                     ----------   -------------   ----------
BURNHAM FINANCIAL
   INDUSTRIES FUND          $--        $29,567       $29,567
BURNHAM MONEY
   MARKET FUND               --         19,320       158,353

SECURITIES AND WRITTEN OPTIONS TRANSACTIONS
6. DURING THE SIX MONTHS ENDED JUNE 30, 2004, THE BURNHAM FUND, THE BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND PAID $41,288,093, $245,295,884 AND $8,330,703, RESPECTIVELY, TO BUY LONG-TERM
     EQUITY AND DEBT SECURITIES.

    WRITTEN OPTION ACTIVITY FOR THE FUNDS WAS AS FOLLOWS:

BURNHAM FUND
    WRITTEN OPTIONS                 NUMBER OF CONTRACTS   PREMIUMS
                                    -------------------   --------
    OUTSTANDING AT DECEMBER 31, 2003       1,250          $121,619
    WRITTEN                                1,400           258,770
    EXPIRED                                 (100)          (10,600)
    CLOSED                                  (700)         (170,473)
    EXERCISED                             (1,050)          (94,820)
                                           -----          --------
    OUTSTANDING AT JUNE 30, 2004             800          $104,496
                                           =====          ========

BURNHAM FINANCIAL SERVICES FUND
    WRITTEN OPTIONS                 NUMBER OF CONTRACTS   PREMIUMS
                                    -------------------   --------
    OUTSTANDING AT DECEMBER 31, 2003      44,325        $5,743,360
    CONVERSION - BANK OF AMERICA CORP.      (427)                -
    WRITTEN                               56,285         6,259,604
    EXPIRED                              (21,239)       (2,171,044)
    CLOSED                               (18,465)       (2,387,656)
    EXERCISED                            (17,271)       (2,081,098)
                                          ------        ----------
    OUTSTANDING AT JUNE 30, 2004          43,208        $5,363,166
                                          ======        ==========

BURNHAM FINANCIAL INDUSTRIES FUND
    WRITTEN OPTIONS                 NUMBER OF CONTRACTS   PREMIUMS
                                    -------------------   --------
    OUTSTANDING AT DECEMBER 31, 2003          --          $     --
    WRITTEN                                1,990           332,931
    EXPIRED                                   --                --
    CLOSED                                    --                --
    EXERCISED                                 (5)             (955)
                                           -----          --------
    OUTSTANDING AT JUNE 30, 2004           1,985          $331,976
                                           =====          ========


38  NOTES TO FINANCIAL STATEMENTS

7.   SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

DISTRIBUTIONS AND TAXES

8. IT IS EACH FUND'S POLICY TO QUALIFY AS A REGULATED INVESTMENT COMPANY BY COMPLYING WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, APPLICABLE TO REGULATED INVESTMENT COMPANIES AND BY DISTRIBUTING SUBSTANTIALLY ALL OF ITS EARNINGS TO ITS SHAREHOLDERS. THEREFORE, NO FEDERAL INCOME TAX PROVISION IS REQUIRED.

OFFICERS AND TRUSTEES INTERESTS
9. OFFICERS AND TRUSTEES OWNED A PORTION OF THE FOLLOWING FUNDS SHARES OUTSTANDING AS OF JUNE 30, 2004:

     BURNHAM FUND                          3.80%
     BURNHAM FINANCIAL SERVICES FUND       0.36%
     BURNHAM FINANCIAL INDUSTRIES FUND     4.00%

     SUBSTANTIALLY ALL OF THE ASSETS OF THE BURNHAM MONEY MARKET FUND AND BURNHAM U.S. GOVERNMENT MONEY MARKET FUND ARE OWNED BY CUSTOMERS AT THE FUND'S DISTRIBUTOR AND AFFILIATES.

SECURITIES LENDING
10. AT JUNE 30, 2004, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                         LOANED SECURITIES     % OF          VALUE OF
                            MARKET VALUE     NET ASSETS    CASH COLLATERAL
                            ------------     ----------    ---------------
    BURNHAM FUND            $24,657,639        19.64%        $25,510,174
    BURNHAM FINANCIAL
       SERVICES FUND          9,586,457         3.98%          9,904,580
    BURNHAM U.S. GOVERNMENT
       MONEY MARKET FUND     15,184,066         7.84%         15,591,250

DISCLOSURE OF CERTAIN COMMITMENTS AND CONTINGENCIES
11. IN THE NORMAL COURSE OF BUSINESS, THE FUNDS MAY ENTER INTO CONTRACTS AND AGREEMENTS THAT CONTAIN A VARIETY OF REPRESENTATIONS AND WARRANTIES, WHICH PROVIDE GENERAL INDEMNIFICATIONS. THE MAXIMUM EXPOSURE TO THE FUNDS UNDER THESE ARRANGEMENTS IS UNKNOWN, AS THIS WOULD INVOLVE FUTURE CLAIMS THAT MAY BE MADE AGAINST THE FUNDS THAT HAVE NOT YET OCCURRED. HOWEVER, BASED ON EXPERIENCE, THE FUNDS EXPECT THE RISKS OF LOSS TO BE REMOTE.

TRANSACTIONS WITH AFFILIATED COMPANIES
12. DURING THE YEAR THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED COMPANIES. AN AFFILIATED COMPANY IS A COMPANY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

                           PURCHASE    COST OF    DIVIDEND
    AFFILIATE                COST       SALES      INCOME       VALUE
    ---------                ----       -----      ------       -----
    BRIDGE STREET
       FINANCIAL, INC.       $--        $--       $14,679    $2,226,315
    CENTRAL BANCORP, INC.     --         --        27,144     3,788,850
    PEREGRINE HOLDINGS LTD.   --         --            --       247,980

RESTRICTED SECURITIES
13. THE BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS WHICH ARE SUBJECT TO LEGAL OR CONTRACTUAL RISKS. AT JUNE 30, 2004, THE BURNHAM FUND AND BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 ("THE 1933 ACT.") THE VALUE OF THESE SECURITIES IS DETERMINED BY VALUATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IN GOOD FAITH BY OR AT THE DIRECTIONS OF THE TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A OF THE 1933 ACT.

    DESCRIPTION,
    DATE OF PURCHASE,
    % OF NET ASSETS         FUND        SHARES       COST         VALUE
    ---------------         ----        ------       ----         -----
    FIELDSTONE             BURNHAM      37,500     $562,500     $590,625
    INVESTMENT CORP.        FUND
    11/10/03
    0.47%

    FIELDSTONE             BURNHAM      412,500   $6,187,500   $6,496,875
    INVESTMENT CORP.      FINANCIAL
    11/10/03              SERVICES
    2.69%                   FUND

    PEREGRINE              BURNHAM      250,000    $247,980     $247,980
    HOLDINGS LLC          FINANCIAL
    05/31/02              SERVICES
    0.10%                   FUND

INDUSTRY RISK

14. BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND WILL BE DISPROPORTIONATELY AFFECTED BY EVENTS AFFECTING THE FINANCIAL SERVICES SECTOR. EVENTS AFFECTING THE FINANCIAL SERVICES SECTOR MAY INCLUDE THE
     FOLLOWING:
     O    CHANGE IN INCOME CONDITIONS AND INTEREST RATES
     O    FINANCIAL COMPANIES MAY FALL OUT OF FAVOR
     O    CONCENTRATION OF INVESTMENTS MAY INCREASE VOLATILITY OF THE FUND

SHORT-TERM TRADING (REDEMPTION FEE)

15. SHAREHOLDERS IN THE BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND FOR LESS THAN 60 DAYS ARE SUBJECT TO A REDEMPTION FEE EQUAL TO 2.0% OF THE PROCEEDS FOR THE REDEEMED SHARES. ALL REDEMPTION FEES, INCLUDING ANY ESTIMATED REDEMPTION FEE PAID BY BURNHAM SECURITIES INC., ARE RETAINED BY THE FUND AND ACCOUNTED FOR AS AN ADDITION TO PAID-IN-CAPITAL.


                                                NOTES TO FINANCIAL STATEMENTS 39

MODERN PORTFOLIO THEORY STATISTICS TERMS
----------------------------------------

BETA
A measure of a fund's sensitivity to market movements, relative to the S&P 500. (By definition, the beta of the S&P 500 is 1.00.)


R2
Reflects the percentage of a fund's movements that are explained by movements in its benchmark index. An R2 of 100 means that all movements are explained by the benchmark.


ALPHA
Measures the difference between the fund's actual returns and its expected performance, given its level of risk.


STANDARD DEVIATION
A statistical measure of the range of a fund's performance. The greater the standard deviation, the greater the fund's volatility.


SHARPE RATIO
Risk-adjusted measure using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better the fund's historical risk-adjusted performance.


MORNINGSTAR STYLE BOX
The Morningstar Style Box is a nine-square grid that provides a graphical representation of the "investment style" of stocks and mutual funds. For stocks and stock funds, it classifies securities according to market capitalization (the vertical axis) and growth and value factors (the horizontal axis). Fixed income funds are classified according to credit quality (the vertical axis) and sensitivity to changes in interest rates (the horizontal axis).

By providing an easy-to-understand visual representation of stock and fund characteristics, the Morningstar Style Box allows for informed comparisons and portfolio construction based on actual holdings, as opposed to assumptions based on a fund's name or how it is marketed. The Style Box also forms the basis for Morningstar's style-based fund categories and market indexes.

How It Works - Domestic Stocks and Stock Funds
The vertical axis of the Style Box defines three size categories, or capitalization bands - small, mid and large. The horizontal axis defines three style categories. Two of these categories, "value" and "growth," are common to both stocks and funds. However, for stocks, the central column of the style box represents the core style (those stocks for which neither value or growth characteristics dominate); for funds, it represents the blend style (a mixture of growth and value stocks or mostly core stocks).


Style Box assignments begin at the individual stock level. Morningstar determines the investment style of each individual stock in its database. The style attributes of individual stocks are then used to determine the style classification of stock mutual funds.


LIPPER CLASSIFICATION
Burnham Financial Services Fund was awarded the Lipper Fund Award for 2004 in the Financial Services category. Lipper presents the award annually to the fund in each Lipper classification that achieved the highest Consistent Return scores. A fund's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The fund was chosen from among 113 funds. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

                                      NOTES

                                      NOTES

[GRAPHIC OMITTED]
Burnham logo
BURNHAM INVESTORS TRUST

This report was prepared for current shareholders of the Burnham Family of Funds, which are all part of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.



DISTRIBUTOR:
BURNHAM SECURITIES, INC.
1325 Avenue of the Americas, 26th Floor
New York, NY 10019

PHONE: 1-800-874-FUND (3863)
INTERNET: www.burnhamfunds.com
EMAIL: contact@burnhamfunds.com





OFFICERS OF THE TRUST
--------------------------------------------------------

JON M. BURNHAM
PRESIDENT AND CHIEF EXECUTIVE OFFICER

MICHAEL E. BARNA
EXECUTIVE VICE PRESIDENT, TREASURER, AND SECRETARY

DEBRA B. HYMAN
EXECUTIVE VICE PRESIDENT

FRANK A. PASSANTINO
FIRST VICE PRESIDENT AND ASSISTANT SECRETARY

RONALD M. GEFFEN
VICE PRESIDENT

LOUIS S. ROSENTHAL
VICE PRESIDENT




BOARD OF TRUSTEES
--------------------------------------------------------
CHAIRMAN
Jon M. Burnham




TRUSTEES

Claire B. Benenson

Lawrence N. Brandt

Joyce Heinzerling

William W. Karatz

David Landsittel

John C. McDonald

Donald B. Romans

Robert F. Shapiro

George Stark

Robert S. Weinberg





ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BURNHAM INVESTORS TRUST
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ JON M. BURNHAM
                         -------------------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date                                AUGUST 31, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JON M. BURNHAM
                         -------------------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date                                AUGUST 31, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL E. BARNA
                         -------------------------------------------------------
                           Michael E. Barna, Chief Financial Officer
                           (principal financial officer)

Date                                AUGUST 30, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.